          As filed with the Securities and Exchange Commission on April 30, 2003

                                                 Securities Act File No. 2-91373
                                Investment Company Act of 1940 File No. 811-4038

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X /


                      Post-Effective Amendment No. 37 / X /


                                       and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / X /


                             Amendment No. 38 / X /


                              St. Clair Funds, Inc.
               (Exact Name of Registrant as Specified in Charter)

                  480 Pierce Street, Birmingham, Michigan 48009
               (Address of Principal Executive Office) (Zip Code)
                  Registrant's Telephone Number (248) 647-9200

                             Stephen J. Shenkenberg
                            Munder Capital Management
                                480 Pierce Street
                              Birmingham, MI 48009
                     (Name and Address of Agent for Service)


                                    Copy to:


                                Jane Kanter, Esq.
                                     Dechert
                               1775 Eye Street, NW
                             Washington, D.C. 20006

(APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING): As soon as practicable after this Registration Statement is declared effective.

It is proposed that this filing will become effective: (check appropriate box)

            X Immediately upon filing pursuant to paragraph (b)
               On                      pursuant to paragraph (b)
           ---    --------------------
               60 days after filing pursuant to paragraph (a)(1)
           ---
               On                      pursuant to paragraph (a)(1)
           ---    --------------------
               75 days after filing pursuant to paragraph (a)(2)
           ---
               On                      pursuant to paragraph (a)(2) of Rule 485.
           ---    --------------------

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a
----
previously filed post-effective amendment.

                          LIQUIDITY MONEY MARKET FUND

                        Supplement Dated April 30, 2003
                      to Prospectus Dated April 30, 2003

At an April 28, 2003 Special Meeting, Shareholders of the Liquidity Money Market Fund were asked to approve, among other things, the reorganization and redomiciliation of the Fund as new series of Munder Series Trust. The Special Meeting was adjourned until sufficient shareholder votes are obtained to approve the proposals. Until shareholder approval is obtained and the Fund takes any additional steps required to effect the reorganization and redomiciliation, the following changes to the Fund's Prospectus dated April 30, 2003 are in effect:

1. All references to the "Board of Trustees" in the Prospectus are replaced with references to the "Board of Directors."

2. Under "Borrowing" on page 7 of the Prospectus, the first bullet point is replaced with: "The Fund may borrow money in an amount up to 33 1/3% of total assets for temporary emergency purposes and will not purchase securities while its aggregate borrowings are in excess of 5% of total assets." Under "Securities Lending" on page 8, "33 1/3%" in the first bullet point is replaced with "25%."

3. The SEC File Number applicable to the Fund is 811-4038.

A copy of the proxy statement dated February 21, 2003 describing the proposals Shareholders have been asked to approve and the revised Statement of Additional Information are available without charge by calling (800) 438-5789.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUPLIQ403

Liquidity Money Market Fund
(formerly known as Liquidity Plus Money Market Fund)
-------------------------------------------------------------------






                                  PROSPECTUS


                                April 30, 2003

                          Save paper and receive this
                           document electronically.
                      Sign up for electronic delivery at
                         www.munderfunds.com/edelivery



The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that the information in this prospectus is adequate and accurate. Any representation to the contrary is a criminal offense.

       TABLE OF CONTENTS


       LIQUIDITY MONEY MARKET FUND
              Goal and Principal Investment Strategies                1
              Principal Risks                                         1
              Performance                                             3
              Fees and Expenses                                       4
              Glossary                                                5

       MORE ABOUT THE FUND
              Further Information Regarding the Fund's Principal
                Investment Strategies and Risks                       6
              Other Investment Strategies and Risks                   7

       YOUR INVESTMENT
              How to Reach the Fund                                   9
              Purchase Information                                    9
              Redemption Information                                  9
              Additional Policies for Purchases and Redemptions       10

       DISTRIBUTION AND SERVICE FEES
              12b-1 Fees                                              11
              Other Information                                       11

       VALUING FUND SHARES                                            11

       DISTRIBUTIONS                                                  12

       FEDERAL TAX CONSIDERATIONS
              Taxes on Distributions                                  13
              Taxes on Sales                                          14
              Other Considerations                                    14

       MANAGEMENT OF THE FUND
              Investment Advisor                                      14

       FINANCIAL HIGHLIGHTS                                           15

Liquidity Money Market Fund

This prospectus describes the goal and principal investment strategies of the Fund and the principal risks of investing in the Fund. For further information on the Fund's investment strategies and risks, please read the section entitled "More About the Fund." Certain terms used in this prospectus are defined in the Glossary. Unless this Prospectus expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

                                                             GOAL AND PRINCIPAL
                                                          INVESTMENT STRATEGIES
                                       -----------------------------------------

Goal

The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.


This goal is non-fundamental and may be changed by the Fund's Board of Trustees without shareholder approval.


Principal Investment Strategies


The Fund pursues its goal by investing in a broad range of high-quality U.S. dollar- denominated money market instruments, including bank obligations and repurchase agreements.

The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

The Fund's investments may include fixed and variable rate securities.

                                                                PRINCIPAL RISKS
                                       -----------------------------------------

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund is subject to the following principal investment risks:

- Credit (or Default) Risk

  An issuer of a fixed income security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a security can also affect its liquidity and make it more difficult for the Fund to sell.

- Interest Rate Risk
  An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. When interest rates fall, the reverse is true. Longer-term securities are generally more sensitive to interest rate changes than short-term securities. Generally, the longer the average maturity of the securities held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

- Prepayment Risk
  The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as an asset-backed security or a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price. Rates of prepayment, faster or slower than expected, could reduce the Fund's yield, increase the volatility of the Fund and/or cause a decline in net asset value. Certain types of mortgage-backed securities, such as collateralized mortgage obligations, may be more volatile and less liquid than other types.


- Credit Ratings Risk
  Consistent with the requirements of Rule 2a-7 under the Investment Company Act of 1940, the Fund may invest in securities that, at the time of purchase, are rated in one of the two highest short-term rating categories or unrated and deemed by the advisor to be of comparable quality. Securities rated A-2-by Moody's, P-2- by S&P or F2- by Fitch, although eligible securities for money market funds, are somewhat riskier than higher rated obligations because they are regarded as having only a satisfactory ability to meet financial commitments.

- Repurchase Agreement Risk
  A repurchase agreement enables the Fund to buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

- Variable and Floating Rate Securities Risk
  Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. Variable and floating rate instruments are subject to the same risks as fixed income investments, particularly interest rate risk and credit risk. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when the Fund is not entitled to exercise its demand rights. As a result, the Fund could suffer a loss with respect to these instruments.

                                                                    PERFORMANCE
                                       -----------------------------------------


The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows the Fund's average annual total returns for different calendar periods over the life of the Fund.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


Liquidity Money Market Fund

TOTAL RETURN (%)
per calendar year
                                    [CHART]


1998  4.68
1999  4.35
2000  5.54
2001  3.52

2002  1.05



                 Best Quarter:  1.44% (quarter ended 9/30/00)
                 Worst Quarter: 0.19% (quarter ended 12/31/02)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                          Since
                                       1 Year 5 Years Inception/(1)/
                                         %       %          %
           Liquidity Money Market Fund  1.05   3.82       3.89

--------------------------------------------------------------------------------

(1)The inception date for the Fund is 6/4/97.

You may call 1-800-438-5789 to obtain the Fund's current 7-day yield. Please specify the Liquidity Money Market Fund when requesting yield information.

FEES & EXPENSES
------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

SHAREHOLDER FEES
paid directly from your investment
Maximum Sales Charge (load) imposed on purchases (as a % of offering price)              None
Maximum Deferred Sales Charge (load) (as a % of the lesser of original purchase price or
 redemption proceeds)                                                                    None
Maximum Sales Charge (load) Imposed on Reinvested Dividends                              None
Redemption Fees                                                                          None
Exchange Fees                                                                            None

ANNUAL FUND OPERATING EXPENSES
paid from Fund assets (as a % of net assets)
Management Fees                                                                          0.35%
Distribution and/or Service (12b-1) Fees                                                 0.35%
Other Expenses                                                                           0.24%
                                                                                         -----
Total Annual Fund Operating Expenses                                                     0.94%
                                                                                         =====

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 Year   $   96
                                3 Years  $  300
                                5 Years  $  520
                                10 Years $1,155

                                                                       GLOSSARY
                                       -----------------------------------------

The Glossary explains certain terms used throughout this prospectus.
Fixed Income or Debt Securities are securities that pay interest at set times at either fixed, floating or variable rates, or which are issued at a discount to their principal amount instead of making periodic interest payments. Fixed income securities include corporate bonds, debentures and other similar corporate debt instruments, zero coupon bonds and variable amount master demand notes.

Money Market Instruments are high-quality, short-term instruments, including commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. Government securities.

Repurchase Agreements are agreements to purchase securities from banks or broker-dealers that agree to repurchase such securities at a specified time and price.

U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of government agencies or instrumentalities such as Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Government National Mortgage Association and others.

RATING AGENCIES

Moody's Investor Service, Inc. (Moody's)

Fitch Ratings, Inc. (Fitch)

Standard & Poor's Rating Services (S&P)

MORE ABOUT THE FUND
------------------------------------------------------


This section provides additional information about some of the Fund's principal investment strategies and principal risks and describes certain other applicable investment strategies and risks of the Fund. The Fund may also use other techniques and invest in other securities and is subject to further restrictions and risks that are described below as well as in the Statement of Additional Information. For a complete description of the Fund's principal investment strategies and principal risks please read the sections entitled "Goal and Principal Investment Strategies" and "Principal Risks" beginning on page 1 of this prospectus.

FURTHER INFORMATION
REGARDING THE FUND'S
PRINCIPAL INVESTMENT
STRATEGIES AND RISKS
------------------------------------------------------


CREDIT RATINGS

Consistent with the requirements of Rule 2a-7 under the Investment Company Act of 1940, the Fund may invest in securities that, at the time of purchase, are rated in one of the two highest short-term rating categories:

..  A-2- or higher by S&P;
..  P-2- or higher by Moody's; or
..  F2- or higher by Fitch.

A security will be considered eligible for purchase if it receives two of the above ratings, unless it has only been rated by one rating organization. The Fund may also invest in unrated securities if the advisor believes they are comparable in quality.

- Investment Strategy
  Securities purchased by the Fund will generally be rated at least A-1-/P-1-/F1- or unrated and deemed by the advisor to be comparable in quality.

- Special Risks
  Subsequent to its purchase by the Fund, an unrated security may be rated, a rated security may cease to be rated or a rated security's rating may be reduced below the minimum rating required for purchase by the Fund. The advisor will consider such an event in determining, in accordance with procedures adopted by the Board of Trustees, whether the Fund should continue to hold the security.

                                                               OTHER INVESTMENT
                                                           STRATEGIES AND RISKS
                                       -----------------------------------------


ASSET-BACKED SECURITIES

Asset-backed securities are debt securities backed by mortgages, installment sales contracts and credit card receivables. The securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. In effect, these securities "pass through" the monthly payments that individual borrowers make on their mortgage or other assets net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations (CMOS) and real estate mortgage investment conduits (REMICs).

- Investment Strategy
  The Fund may invest a portion of its assets in asset-backed securities.

- Special Risks
  In addition to credit and market risk, asset-backed securities involve prepayment risk because the underlying assets (loans) may be prepaid at any time. The value of these securities may also change because of actual or perceived changes in the credit worthiness of the originator, the servicing agent, the financial institution providing the credit support, or the counterparty.

  Like other fixed income securities, when interest rates rise the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. In addition, non-mortgage asset-backed securities involve certain risks ot presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral.

BORROWING

Money may be borrowed from banks for emergency purposes or redemptions.

- Investment Strategy
  The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions.

- Special Risks
  Borrowings by the Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in value of the securities.

FOREIGN SECURITIES

Foreign securities in which the Fund may invest include U.S. dollar-denominated money market securities of foreign issuers, which include securities issued by foreign companies and foreign governments and their agencies, instrumentalities or political subdivisions and supranational organizations.

- Investment Strategy
  The Fund may invest up to 25% of its total assets in foreign securities.

- Special Risks
  Investments by the Fund in foreign securities involve risks in addition to those of U.S. securities, in part because of higher political and economic risks and because there is less public information available about foreign companies.

GUARANTEED INVESTMENT CONTRACTS

The Fund may invest in guaranteed investment contracts. Guaranteed investment contracts are agreements whereby the Fund makes payments, generally to an insurance company's general account, in exchange for a minimum level of interest based on an index. Guaranteed investment contracts are considered illiquid investments and are acquired subject to the Fund's limitation on illiquid investments.

SECURITIES LENDING

Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, additional income gains or losses may be realized.

- Investment Strategy
  The Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 33 1/3% of the value of the Fund's total assets (including the loan collateral).

- Special Risks
  The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

U.S. GOVERNMENT SECURITIES

U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, by the right to borrow from the U.S. Treasury, or by the agency or instrumentality issuing or guaranteeing the security. No assurance can be given that the U.S. Government would provide financial support to its agencies or instrumentalities if it is not obligated to do so by law. U.S. Government securities include mortgage-backed securities that are issued by agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association. Certain mortgage-backed securities, known as collateralized mortgage obligations, are issued in multiple classes with each class having its own interest rate and/or final payment date.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS

A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

- Special Risks
  Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

                                                                 YOUR INVESTMENT
                                         ---------------------------------------
This section describes how to do business with the Fund.

HOW TO REACH THE FUND

Contact Shareholder Services

By telephone:
          1-800-438-5789

By mail:
          The Munder Funds
       P.O. Box 9701
          Providence, Rl 02940-9701

By overnight delivery:
          The Munder Funds
       4400 Computer Drive
          Westborough, MA 01581

PURCHASE INFORMATION

Who May Purchase Shares

Customers of certain financial institutions (including Comerica Securities) that have an agreement with the Fund to provide shareholder services to their customers may purchase shares of the Fund.
Financial institutions (or their nominees) will normally be the holders of record of Fund shares acting on behalf of their customers, and will reflect their customers' beneficial ownership of shares in the account statements provided by them to their customers.

Purchase Price

Shares of the Fund are sold at the net asset value (NAV) next determined after we receive your purchase order in proper form.

Method for Purchasing Shares
You may only purchase shares through your account at selected financial institutions. Please note that financial institutions may charge you fees for their services. Confirmations of share purchases will be sent to the financial institution involved.

Policies for Purchasing Shares

- There is no minimum for initial or subsequent investments.

- Purchase orders must be received by the Fund or the Fund's distributor, transfer agent or authorized dealer before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) to receive that day's NAV. Purchase orders received after that time will be accepted as of the next business day.

- Provided their procedures are compatible with the purchase and redemption policies of the Fund, financial institutions may purchase shares of the Fund on behalf of their customers through automatic "sweeping" and other programs.

REDEMPTION INFORMATION

Redemption Price

You may redeem shares at the NAV next determined after we receive your redemption request in proper form.

Methods for Redeeming Shares

You may redeem shares of the Fund through your financial institution.

Policies for Redeeming Shares

Shares held by a financial institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

ADDITIONAL POLICIES FOR PURCHASES AND REDEMPTIONS

- We consider purchase or redemption orders to be in "proper form" when all required documents are properly completed, signed and received. We may reject any requests that are not in proper form.

- We reserve the right to reject any purchase order.

- At any time, we may change any of our purchase or redemption practices or privileges and may suspend the sale of Fund shares.

- We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

- To limit Fund expenses, we no longer issue share certificates.

- We may temporarily stop redeeming shares if:

 . the NYSE is closed;

 . trading on the NYSE is restricted;

 . an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

 . the SEC orders the Fund to suspend redemptions.

- We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor's account, neither the Fund, the Fund's distributor nor the Fund's transfer agent will be held responsible for any losses resulting from unauthorized transactions.

- Your account activity will be detailed in the financial statement sent to you by your financial institution. Financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

- Normally, we send redemption amounts to you on the next business day (but not more than seven business days) after we receive your request in proper form except as described below in the case of shares purchased by check.

- If we receive notice of your intent to process a same-day trade and your purchase order and payment for the shares of the Fund is received in proper form before 12:00 p.m. (Eastern time), you will receive dividends for that day. For same-day redemption orders received before 12:00 p.m. (Eastern time), you will not receive dividends for that day.

- We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

                                                   DISTRIBUTION AND SERVICE FEES
                                ------------------------------------------------


12B-1 FEES

The Fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940 that allows the Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Under the plan, the Fund may use up to 0.10% of its daily net assets to finance activities relating to the distribution of its shares and may pay up to 0.25% of its daily net assets to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services.

Because the fees are paid out of the Fund's assets on a ongoing basis, over time these fees will increase the cost of an investment in the Fund and may cost you more than paying other types of sales charges.

OTHER INFORMATION

In addition to paying 12b-1 fees, the Fund may pay banks, broker-dealers, financial advisors or other financial institutions fees for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts.

The Fund's service providers, or any of their affiliates, may, from time to time, make these types of payment or payments for other shareholder services or distribution, out of their own resources and without additional cost to the Fund or its shareholders.

Please note that Comerica Bank or Comerica Securities, affiliates of the advisor, may receive a fee from the Fund for providing shareholder services to its customers who own shares of the Fund.

                                                             VALUING FUND SHARES
                                       -----------------------------------------

The Fund's NAV is calculated on each day the NYSE is open. The NAV per share is the value of a single Fund share. NAV is calculated by:

   (1)taking the current value of the Fund's total assets,
   (2)subtracting the liabilities and expenses, and
(3)dividing that amount by the total number of shares outstanding.

The Fund calculates NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern time). If the NYSE closes at any other time, or if an emergency exists, transaction deadlines and NAV calculations may occur at different times. In determining the Fund's NAV, securities are valued at amortized cost, which is approximately equal to market value. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument.

The Fund may be open for business, and its NAV may be calculated, on weekdays when the NYSE is closed, but the Federal Reserve Bank in Boston is open. Purchase and redemption orders received and accepted prior to 4:00 p.m. (Eastern time) on any day the money markets are open but the NYSE is closed will be effected at the NAV per share of the Fund determined as of 4:00 p.m. (Eastern time) on that date.

If reliable current market values are not readily available for a security (or the amortized cost method is not appropriate under the circumstances), such security will be priced using its fair value as determined in good faith by, or using procedures approved by, the Fund's Board of Trustees. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund's NAV. As a result, the Fund's sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders. The procedures established by the Board of Trustees to fair value the Fund's securities contemplate that the advisor will establish a pricing committee to serve as its formal oversight body for the valuation of the Fund's securities. Any determinations of the pricing committee made during a quarter will be reviewed by the Board of Trustees at the next regularly scheduled quarterly meeting of the Board.

Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines that such valuation does not constitute fair value at the time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61st day before maturity).

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. The Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Because foreign markets may be open at different times and on different days than the NYSE, the value of the Fund's shares may change on days when shareholders are not able to buy or sell their shares. Occasionally, events that affect the value of the Fund's portfolio securities may occur between the time the principal market for the Fund's foreign securities closes and the closing of the NYSE. If the advisor believes that such events materially affect the value of portfolio securities, these securities may be valued at their fair market value as determined in good faith by, or using procedures approved by, the Fund's Board of Trustees. The Fund may also fair value its foreign securities when a particular foreign market is closed but the Fund is open. This policy is intended to assure the Fund's NAV appropriately reflects securities' value at the time of pricing.

                                                                  DISTRIBUTIONS
                                       -----------------------------------------

As a shareholder, you are entitled to your share of the Fund's net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund declares dividends daily and pays dividend distributions, if any, monthly. The Fund distributes its net realized capital gains, if any, at least annually.

If an investor provides the Fund with advance notice of a purchase and the purchase order is accepted before 12:00 p.m. (Eastern time), the investor will receive dividends for that day. Otherwise the investor will begin to earn dividends on the first business day following the day of purchase.

Except in the case of same-day redemption requests, which must be received before 12:00 p.m. (Eastern time), redeeming shareholders will receive dividends on the day of redemption.

It is possible that the Fund may make a distribution in excess of its earnings and profits. You should treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You should treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.

The Fund will pay both dividend and capital gain distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify the Fund by calling (800) 438-5789.

                                                     FEDERAL TAX CONSIDERATIONS
                                       -----------------------------------------


Investments in the Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences.
A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares. Due to its investment strategy this Fund is unlikely to derive net long-term capital gains.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

TAXES ON SALES

If you sell shares of the Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemptive proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds, you will recognize a taxable loss on the sale of shares of the Fund.

OTHER CONSIDERATIONS

If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information, by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

MANAGEMENT OF THE FUND
------------------------------------------------------

INVESTMENT ADVISOR

Munder Capital Management (MCM), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of the Fund. As of March 31, 2003, MCM had approximately $32.1 billion in assets under management, of which $13.0 billion were invested in equity securities, $11.0 billion were invested in money market or other short-term instruments, $7.1 billion were invested in other fixed income securities and $0.9 billion were invested in balanced investments.

MCM provides overall investment management for the Fund, provides research and credit analysis and is responsible for all purchases and sales of portfolio securities.

During the fiscal year ended December 31, 2002, the Fund paid an advisory fee at an annual rate of 0.35% of the Fund's average daily net assets.

                                                           FINANCIAL HIGHLIGHTS
                                       -----------------------------------------

The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent auditors, whose report along with the Fund's financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. You may obtain the annual report and Statement of Additional Information without charge by calling
(800) 438-5789.

LIQUIDITY MONEY MARKET FUND(a)                  Year      Year      Year      Year      Year
                                               Ended     Ended     Ended     Ended     Ended
                                              12/31/02  12/31/01  12/31/00  12/31/99  12/31/98
                                              --------  --------  --------  --------  --------
Net asset value, beginning of period          $   1.00  $   1.00  $   1.00  $   1.00  $  1.00
                                              --------  --------  --------  --------  -------
Income from investment operations:
Net investment income                            0.010     0.035     0.054     0.043    0.050
                                              --------  --------  --------  --------  -------
Total from investment operations                 0.010     0.035     0.054     0.043    0.050
                                              --------  --------  --------  --------  -------
Less distributions:
Dividends from net investment income            (0.010)   (0.035)   (0.054)   (0.043)  (0.050)
                                              --------  --------  --------  --------  -------
Total distributions                             (0.010)   (0.035)   (0.054)   (0.043)  (0.050)
                                              --------  --------  --------  --------  -------
Net asset value, end of period                $   1.00  $   1.00  $   1.00  $   1.00  $  1.00
                                              ========  ========  ========  ========  =======
Total return (b)                                  1.05%     3.52%     5.54%     4.35%    4.68%
                                              ========  ========  ========  ========  =======
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's)          $133,187  $165,734  $130,375  $109,551  $76,965
Ratio of operating expenses to average net
 assets                                           0.94%     0.84%     1.00%     0.96%    0.97%
Ratio of net investment income to average net
 assets                                           1.06%     3.39%     5.41%     4.28%    4.58%

--------------------------------------------------------------------------------

(a)Liquidity Money Market Fund (formerly known as Liquidity Plus Money Market
   Fund) commenced operations on June 4, 1997.
(b)Total return represents aggregate total return for the period indicated.

                                                         ADDITIONAL INFORMATION
                                       -----------------------------------------


More information about the Fund is available free of charge upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders.

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

Provides more detail about the Fund and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (is legally considered part of) this prospectus.

TO OBTAIN INFORMATION:

By telephone:
          1-800-438-5789

By mail:
          The Munder Funds
          P.O. Box 9701
          Providence, Rl 02940-9701

By overnight delivery:
          The Munder Funds
          4400 Computer Drive
          Westborough, MA 01581

SECURITIES AND EXCHANGE COMMISSION

Text-only versions of Fund documents can be viewed online or downloaded from: www.sec.gov

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Securities and Exchange Commission's internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.

SEC File Number: 811-21294

      P.O. BOX 9701
      PROVIDENCE, RI 02940




  PROLIQ403

                           LIQUIDITY MONEY MARKET FUND

                         Supplement Dated April 30, 2003
           to Statement of Additional Information Dated April 30, 2003

The following changes to the Fund's Statement of Additional Information dated April 30, 2003 are in effect as of April 30, 2003:

1. All references to the "Board of Trustees" in the Statement of Additional Information ("SAI") are replaced with references to the "Board of Directors" or "Board."

2. On the cover page of the SAI, the first sentence of the first paragraph is replaced in its entirety with the following:

     Liquidity Money Market Fund ("Fund") is a diversified portfolio of St. Clair Funds, Inc. ("Company" or "St. Clair"), an open-end management investment company. On May 15, 2003, the Fund is expected to be reorganized as a series of Munder Series Trust ("Trust" or "MST").

3. On the cover page of the SAI, the reference in the first sentence of the second paragraph to the "Trust's Registration Statement" is replaced with the "Company's Registration Statement."

4. All references to "Trust," except those in the first paragraph under the heading of "Fund History and General Information," which begins on page 3 of the SAI, are replaced with references to "Company."

5. Under the heading of "Fund Investments- Lending of Portfolio Securities," which begins on page 7 of the SAI, the parenthetical in the first sentence "(subject to a limit of 33 1/3% of its total assets)" is replaced with "(subject to a limit of 25% of its total assets)".

6. Under the heading of "Investment Limitations," which begins on page 14 of the SAI, the section is replaced in its entirety with the following:

     The Fund is subject to the investment restrictions and limitations listed below which may be changed only by a vote of the holders of a majority of the Fund's outstanding shares (as defined under "Other
     Information-Shareholder Approvals").

     The Fund may not:

          1. Purchase securities (other than obligations of the U.S. Government, its agencies or instrumentalities) if more than 5% of the value of the Fund's total assets would be invested in the securities of any one issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to this 5% limitation. However, as an operating policy, the Fund intends to adhere to this 5% limitation with regard to 100% of its portfolio to the extent required under applicable regulations under the 1940 Act;

          2. Purchase more than 10% of the outstanding voting securities of any issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to this 10% limitation;

          3. Invest 25% or more of the Fund's total assets in one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, domestic bank certificates of deposit, bankers' acceptances, and repurchase agreements secured by such obligations; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services -- for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered separate industry;

          4. Make loans, except that the Fund may purchase or hold certain debt instruments and enter into repurchase agreements, in accordance with its policies and limitations;

          5. Borrow money, except for temporary purposes in amounts up to one-third of the value of the Fund's total assets at the time of such borrowing. Whenever borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments;

          6. Knowingly invest more than 10% of its total assets in illiquid securities including time deposits with maturities longer than seven days and repurchase agreements providing for settlement more than seven days after notice;

          7. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by investment limitation 5 above;

          8. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities;

          9. Purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein;

          10. Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities; or

          11. Invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by the Fund of financial futures contracts and options on financial futures contracts, options on securities and securities indices, as permitted by the Fund's Prospectus.

Additional investment restrictions adopted by the Fund, which may be changed by the Board of Directors, provide that the Fund may not:

          1. Purchase or sell interests in oil, gas or other mineral exploration or development plans or leases;

          2. Invest in other investment companies except as permitted under the 1940 Act; or

          3. Make investments for the purpose of exercising control or management.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's investments will not constitute a violation of such limitation, except that any borrowing of the Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). In addition, if the Fund's holdings of illiquid securities exceed 10% because of changes in the value of the Fund's investments, the Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Fund. Otherwise, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

7. Under the heading of "Management of the Fund - Directors and Officers," which begins on page 16 of the SAI, the table containing information about the Directors of the Company, including the footnotes, is replaced in its entirety with the following:

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                Number of
                                                                                                Portfolios
                                             Term of                                             in Fund
Name,                          Position(s)   Office(1) and   Principal Occupation(s)             Complex     Other
Address                        with the      Length of       During                            Overseen by   Directorships
and Age                        Company       Time Served     Past 5 Years                        Director    Held by Director
---------------------------------------------------------------------------------------------------------------------------------
Non-Interested Directors
---------------------------------------------------------------------------------------------------------------------------------
Charles W. Elliott             Director      Indefinite      Consultant, self-employed              32       None
c/o The Munder Funds           and Chairman  since 2/94      (since 7/95); Senior Advisor to
480 Pierce Street                                            President, Western Michigan
Suite 300                                                    University (7/95 to 12/98);
Birmingham, MI 48009                                         Trustee, @Vantage (since 8/00);
Age 71.                                                      Director, MFI (since
                                                             2/95);Trustee, MFT (since
                                                             11/89); Trustee, Framlington
                                                             (since 11/96); Trustee, MST
                                                             (since 2/03).
---------------------------------------------------------------------------------------------------------------------------------
John Rakolta, Jr.              Director      Indefinite      Chairman and Chief Executive           32       None
c/o The Munder Funds           and Vice      since 4/95      Officer, Walbridge Aldinger
480 Pierce Street              Chairman                      Company (construction company)
Suite 300                                                    (since 1991); Trustee, @Vantage
Birmingham, MI 48009                                         (since 8/00); Director, MFI
Age 55.                                                      (since 2/93); Trustee, MFT
                                                             (since 4/95); Trustee,
                                                             Framlington (since 11/96);
                                                             Trustee, MST (since 2/03).
---------------------------------------------------------------------------------------------------------------------------------
David J. Brophy                Director      Indefinite      Professor of Finance,                  32       PCS Research
c/o The Munder Funds                         since 4/95      University of  Michigan-Business                Technology Inc.
480 Pierce Street                                            School (since 8/66); Trustee,                   (financial
Suite 300                                                    @Vantage (since 8/00);                          technology
Birmingham, MI 48009                                         Director, MFI (since                            company) (since
Age 66.                                                      5/93); Trustee, MFT (since                     2/02).
                                                             4/95); Trustee, Framlington
                                                             (since  11/96); Trustee, MST
                                                             (since 2/03).
---------------------------------------------------------------------------------------------------------------------------------
Joseph E. Champagne            Director      Indefinite      Vice President, Macomb College         32       None
c/o The Munder Funds                         since 2/94      (since 2001); Dean, Macomb
480 Pierce Street                                            College (since 9/97); Trustee,
Suite 300                                                    @Vantage (since 8/00);
Birmingham, MI 48009                                         Director, MFI (since
Age 64.                                                      2/95); Trustee, MFT (since
                                                             11/89); Trustee, Framlington
                                                             (since 11/96); Trustee, MST
                                                             (since 2/03).
---------------------------------------------------------------------------------------------------------------------------------
Thomas D. Eckert               Director      Indefinite      Director, President and Chief          32       None
c/o The Munder Funds                         since 4/95      Executive Officer, Capital
480 Pierce Street                                            Automotive REIT (real estate
Suite 300                                                    investment trust specializing
Birmingham, MI 48009                                         in retail automotive
Age 55.                                                      properties) (since 10/97);
                                                             Trustee, @Vantage (since 8/00);
                                                             Director, MFI (since 2/93);
                                                             Trustee, MFT (since 4/95);
                                                             Trustee, Framlington (since
                                                             11/96); Trustee,  MST (since 2/03).
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                Number of
                                                                                                Portfolios
                                             Term of                                             in Fund
Name,                          Position(s)   Office(1) and   Principal Occupation(s)             Complex     Other
Address                        with the      Length of       During                            Overseen by   Directorships
and Age                        Company       Time Served     Past 5 Years                        Director    Held by Director
---------------------------------------------------------------------------------------------------------------------------------
Arthur T. Porter               Director      Indefinite      President and Chief Executive          32       None
3990 John R.                                 since 2/01      Officer of the Detroit Medical
Detroit, MI 48201                                            Center (since 3/99); Professor
Age 46.                                                      with Tenure and Chairman of
                                                             Radiation Oncology of Wayne
                                                             State University School
                                                             of Medicine (3/91 to 3/99);
                                                             Trustee, @Vantage (since
                                                             8/00); Director, MFI (since
                                                             2/01); Trustee, MFT (since 2/01);
                                                             Trustee, Framlington (since
                                                             2/01); Trustee, MST (since 2/03).
---------------------------------------------------------------------------------------------------------------------------------
John Engler                    Director      Indefinite      President of State and Local           32       Universal Forest
c/o The Munder Funds                         since 4/03      Government/Vice President of                    Products, Inc.
480 Pierce Street                                            Government Solutions for North                  (manufacturer and
Suite 300                                                    America, Electronic Data                        distributor of
Birmingham, MI 48009                                         Systems Corp. (computer                         lumber products)
Age 54.                                                      services) (since 1/03);                         (since 1/03);
                                                             Governor of the State of                        Northwest Airlines
                                                             Michigan (1/91 to 1/03);                        (since 1/03).
                                                             Trustee, @Vantage (since 4/03);
                                                             Director, MFI (since
                                                             4/03); Trustee, MFT (since
                                                             4/03); Trustee, Framlington
                                                             (since 4/03); Trustee, MST
                                                             (since 2/03).
---------------------------------------------------------------------------------------------------------------------------------
Interested Director
---------------------------------------------------------------------------------------------------------------------------------
Michael T. Monahan(2)          Director      Indefinite      President of Monahan Enterprises,      32       CMS Energy
3707 West Maple Rd.                          since 8/00      LLC   (consulting company) (since               Corporation
Suite 102                                                    6/99);  Chairman of  Munder                     (energy company)
Bloomfield Hills, MI 48301                                   Capital  Management (investment                 (since 12/02);
Age 64.                                                      advisor) (10/99 to 12/00);                      Guilford Mills,
                                                             Chairman and Chief Executive                    Inc. (supplier of
                                                             Officer of Munder Capital                       automotive textile
                                                             Management (10/99 to 12/99);                    products) (since
                                                             President of Comerica Incorporated              10/02).
                                                             (bank holding company) (6/92 to
                                                             6/99); Trustee,  @Vantage (since
                                                             8/00); Director, MFI (since 8/00);
                                                             Trustee, MFT (since 8/00); Trustee,
                                                             Framlington (since 8/00); Trustee,
                                                             MST (since 2/03).
---------------------------------------------------------------------------------------------------------------------------------

-----------
     (1) The Director may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws of the Company, any Director shall retire as director at the end of the calendar year in which the director attains the age of 72 years.

     (2) Mr. Monahan is an "interested person" of the Company as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, Inc, the indirect parent company of Munder Capital Management, the Fund's advisor.

8. Under the heading of "Management of the Fund - Compensation," which begins on page 20 of the SAI, the disclosure is replaced in its entirety with the following:

     Compensation. Trustees of The Munder Funds Trust ("MFT") and The Munder Framlington Funds Trust ("MFR") and Directors of the Company and The Munder Funds, Inc. ("MFI") who are not otherwise compensated by MCM, any sub-advisor to MFT, MFR, the Company or MFI, or the Distributor pursuant to a contract between the Trust and MCM, the sub-advisor or the Distributor receive an aggregate annual retainer from St. Clair, MFI, MFT and MFR for service on those organizations' respective Boards of $68,000 (($90,000) for the Chairman). Trustees of The Munder @Vantage Fund ("@Vantage") who are not otherwise compensated by MCM, any sub-advisor to the Trust, or the Distributor pursuant to a contract between the Trust and MCM or the Distributor receive an annual retainer fee of $4,000. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees and Directors are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

     The Boards of Directors/Trustees of St. Clair, MFI, MFT and MFR adopted a deferred compensation plan (the "Plan") on August 14, 2001. The Plan permits each director/trustee who receives compensation from the Funds of St. Clair, MFI, MFT and MFR to defer, for a specified period of time, the receipt of all or some portion of the fees earned for Board service. Following the Plan's adoption, each Director/Trustee had 30 days to elect to defer fees earned from the Funds for the remainder of the calendar year 2001. For the calendar years after 2001, deferral elections must be made prior to January 1 of the calendar year for which fees are to be deferred. Previous deferral elections will automatically remain in effect for subsequent years unless the Director/Trustee makes an alternative election prior to January 1 of the calendar year for which fees are to be deferred. Amounts deferred will be valued as if they were invested in one or more of the Funds selected by the deferring Director/Trustee. These amounts will not, however, actually be invested in shares of the Funds and the obligations of St. Clair, MFI, MFT and MFR to make payments under the Plan will be unsecured general obligations of the Funds, payable out of the general assets and property of the Funds. A Director/Trustee may elect to have the amounts earned under the Plan distributed (1) on a specified date,
     (2) upon termination of Board service, or (3) the earlier of choice (1) or
     (2). Payment of amounts earned under the Plan may be made in a lump sum or in annual installments over the number of years specified by the Director/Trustee (up to 10 years). If a Director/Trustee dies, the balance of the amounts earned will be paid to his or her designated beneficiary in a lump sum.

     The following table summarizes the compensation paid to the Directors/Trustees of St. Clair, MFI, MFT, MFR, MST and @Vantage including committee fees for the twelve-month period ended December 31, 2002.

                               Compensation Table

        --------------------------------------------------------------------------------------------------------------------
                                                               Pension or
                                                               Retirement                             Total Compensation
                                    Aggregate Compensation  Benefits Accrued    Estimated Annual      from St. Clair and
                                      from St. Clair(1)      as Part of Fund      Benefits upon      Fund Complex Paid to
        Name of Director                                        Expenses           Retirement            Directors(1)
        --------------------------------------------------------------------------------------------------------------------
        Charles W. Elliott                 $12,176                None                None                  $94,000
        --------------------------------------------------------------------------------------------------------------------
        John Rakolta, Jr.                   $9,605                None                None                  $75,000
        --------------------------------------------------------------------------------------------------------------------
        David J. Brophy                     $9,200                None                None                  $72,000
        --------------------------------------------------------------------------------------------------------------------
        Joseph E. Champagne                 $9,605                None                None                  $75,000
        --------------------------------------------------------------------------------------------------------------------
        Thomas D. Eckert                    $9,605                None                None                  $75,000
        --------------------------------------------------------------------------------------------------------------------
        John Engler(2)                       None                 None                None                   None
        --------------------------------------------------------------------------------------------------------------------
        Michael T. Monahan                  $9,200                None                None                  $72,000
        --------------------------------------------------------------------------------------------------------------------
        Arthur T. Porter                    $9,200                None                None                  $72,000
        --------------------------------------------------------------------------------------------------------------------

     ---------------
     (1) As of April 30, 2003, there are six investment companies (St. Clair, MFI, MFT, MFR. MFT and @Vantage) and 32 funds in the Fund Complex. For the twelve-month period ended December 31, 2002, each of Mr. Elliott, Mr. Eckert and Dr. Porter deferred all of his compensation pursuant to the deferred compensation plan described above. The total compensation deferred by the Directors of St. Clair was $12,176 for Mr. Elliott, $9,605 for Mr. Eckert and $9,200 for Dr. Porter.

     (2) Gov. Engler did not begin serving as Trustee of MST until February 5, 2003 or as a Trustee/Director of St. Clair, MFI, MFT, MFR or @Vantage until April 28, 2003.

9. Under the heading of "Management of the Fund - Trustee Liability," which begins on page 22 of the SAI, the section is deleted in its entirety.

10. Under the heading of "Investment Advisory and Other Service Arrangements - Investment Advisor," which begins on page 22 of the SAI, the sixth paragraph and all of the paragraphs that follow in the section are deleted and replaced in their entirety with the following:

     On February 11, 2003, the Board of Trustees of MST considered and approved the Investment Advisory Agreements between the Advisor and the MST, on behalf of its series ("MST Advisory Agreements"). The Current Advisory Agreements are substantially similar to the Predecessor Advisory Agreements in all material respects, including the term, except as discussed further below. Both the Predecessor Advisory Agreements and the MST Advisory Agreements will expire on May 21, 2003, unless the continuation of the Predecessor Advisory Agreements and MST Advisory Agreements for a one-year period is approved by the Board on or before May 21, 2003. When considering the approval of the Current Advisory Agreements, the Board considered the fact that (a) all but one of the members of the Board had participated in the review of the Predecessor Advisory Agreements in May 2002, and had been receiving regular updates on the performance of each of the Funds and other matters relevant to the performance of the Advisor after that date; and (b) the Current Advisory Agreements are substantially similar to those of the Predecessor Advisory Agreements in all material respects, including the term (which will expire on May 21, 2003, subject to review and approval by the Board of the continuation of the Current Advisory Agreements for a one-year period.

     Shareholders of the Funds of MST also approved or are expected to approve the Current Advisory Agreements following a vote of the shareholders of the Predecessor Funds in connection with their approval of the reorganization of each series of the Predecessor Funds into the corresponding Funds of MST at one or more shareholder meetings held or to be held on April 28, 2003, April 30, 2003 and May 28, 2003.

     As under the terms of the Predecessor Advisory Agreements with respect to the Predecessor Funds, under the MST Advisory Agreements with respect to the Funds of MST, the Advisor furnishes continuing investment supervision to the Funds and is responsible for the management of each Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Advisor, subject to review by the Board.

     If not sooner terminated, each Predecessor Advisory Agreement and MST Advisory Agreement will continue in effect until May 21, 2003, and for successive one-year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board who are not parties to the Predecessor Advisory Agreement or MST Advisory Agreement, as applicable, or interested persons (as defined in the 1940
     Act), cast in person at a meeting called for the purpose of voting on such approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the affected Fund, or (ii) the vote of a majority of the Board. Each Predecessor Advisory Agreement and MST Advisory Agreement is terminable with respect to a Fund by a vote of the Board, or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, upon 60 days' written notice to the Advisor. The Advisor may also terminate its advisory relationship with respect to a Fund without penalty upon 90 days' written notice to the Company. Each Predecessor Advisory Agreement and MST Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

     Under the Predecessor Advisory Agreement for the Fund, the Fund paid the Advisor an annual fee for the services performed and expenses assumed by the Advisor of 0.35% of the Fund's average daily net assets, computed daily and paid monthly. Under the MST Advisory Agreement for the Fund, for the advisory services provided and expenses assumed by the Advisor, the Fund will pay the Advisor an annual fee of 0.35% of the Fund's net assets, computed daily and paid daily.

     For the fiscal year ended December 31, 2000, the Advisor received fees in the amount of $407,379. For the fiscal year ended December 31, 2001, the Advisor received fees in the amount of $507,202. For the fiscal year ended December 31, 2002, the Advisor received fees in the amount of $526,689.

11. Under the heading of "Investment Advisory and Other Service Arrangements - Administrator," which begins on page 25 of the SAI the last sentence of the last paragraph in the section is deleted.

12. Under the heading of "Investment Advisory and Other Service Arrangements-Distribution and Service Arrangements," which begins on page 26 of the SAI, the last sentence of the second paragraph on page 27 is deleted.

13. All references in the SAI to "(when it was a Predecessor Fund)" are deleted.

14. Under the heading of "Additional Information Concerning Shares," on page 36 of the SAI, the first two paragraphs of the section are replaced in their entirety with the following:

     The Company is a Maryland corporation. The Company's Articles of Incorporation authorize the Board of Directors to classify or reclassify any authorized but unissued shares of the Company into one or more additional portfolios (or classes of shares within a portfolio) by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. Pursuant to such authority, the Company's Board of Directors have authorized the issuance of shares of common stock representing interests in Liquidity Money Market Fund. The Fund offers Class L shares.

     In addition, on page 37, the fourth paragraph of the section is deleted and the fifth paragraph of the section is replaced in its entirety with the following:

     Notwithstanding any provision of Maryland law requiring a greater vote of the Company's shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2) or by the Company's Articles of Incorporation, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding Common Stock of the Fund and the Company's other portfolios, if any, (voting together without regard to class).

15.  Under the heading of "Financial Statements," on page 39 of the SAI, the section is replaced in its entirety with the following:

     The financial statements of the Fund including the notes thereto, dated December 31, 2002 have been audited by Ernst & Young LLP, independent auditors, and are incorporated by reference into this SAI from the Annual Report of the Company dated as of December 31, 2002.

16. In the SAI, pages 40 to 43 containing the Report of Ernst & Young LLP, Independent Auditors, a Statement of Asset and Liability, a Statement of Operations, and Notes to Financial Statements are deleted.

17. These changes will cease to be effective following shareholder approval of certain proposals described in a Proxy Statement/Prospectus dated February 21, 2003. Call (800) 438-5789 for your free copy.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                               MUNDER SERIES TRUST

                           LIQUIDITY MONEY MARKET FUND
                  (formerly "Liquidity Plus Money Market Fund")

                       STATEMENT OF ADDITIONAL INFORMATION

                                 April 30, 2003

         Liquidity Money Market Fund ("Fund") is a diversified series of Munder Series Trust. ("Trust"), an open-end management investment company. The Fund's investment advisor is Munder Capital Management ("Advisor" or "MCM").

         This Statement of Additional Information ("SAI") provides supplementary information to investors in the Fund and has been filed with the Securities and Exchange Commission ("SEC") as part of the Trust's Registration Statement. This SAI is not a prospectus, and should be read only in conjunction with the Fund's Prospectus dated April 30, 2003 ("Prospectus"). The financial statements for the Fund including the notes thereto, dated December 31, 2002, are incorporated by reference into this SAI from the annual report of the Fund. A copy of the Prospectus or annual report may be obtained free of charge through Funds Distributor, Inc. ("Distributor"), or by calling the Fund at (800) 438-5789.

         An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SAI-LIQ403

                                TABLE OF CONTENTS


                                                                               Page
                                                                               ----
FUND HISTORY AND GENERAL INFORMATION .........................................    3
FUND INVESTMENTS .............................................................    3
INVESTMENT LIMITATIONS .......................................................   14
MANAGEMENT OF THE FUND .......................................................   16
INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS ...........................   22
CODES OF ETHICS ..............................................................   28
PORTFOLIO TRANSACTIONS .......................................................   28
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION ...............................   30
NET ASSET VALUE ..............................................................   31
YIELD ........................................................................   33
TAXES ........................................................................   33
ADDITIONAL INFORMATION CONCERNING SHARES .....................................   36
OTHER INFORMATION ............................................................   38
REGISTRATION STATEMENT .......................................................   38
ANNUAL FUND OPERATING EXPENSES ...............................................   39
FINANCIAL STATEMENTS .........................................................   39
APPENDIX .....................................................................  A-1

         No person has been authorized to give any information or to make any representations not contained in this SAI or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or the Distributor. The Prospectus does not constitute an offering by the Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                      FUND HISTORY AND GENERAL INFORMATION

         The Trust is an open-end management investment company. The Trust was organized as a Delaware statutory trust on January 31, 2003. The Fund is a diversified mutual fund. Prior to May 15, 2003, the Fund was a series of another open-end management investment company, St. Clair Funds, Inc., a Maryland corporation organized on May 23, 1984 under the name "St. Clair Money Market Fund, Inc.," which was changed to "St. Clair Fixed Income Fund, Inc." on December 30, 1986 and to "St. Clair Funds, Inc." on September 18, 1996 ("St. Clair"). On May 15, 2003, the Fund was reorganized as a separate series of the Trust. The other separate series of St. Clair were reorganized as separate series of the Trust on April 30, 2003. Three other open-end management investment companies, The Munder Funds, Inc. ("MFI"), The Munder Funds Trust ("MFT") and The Munder Framlington Funds Trust ("MFR"), are also expected to be reorganized as series of the Trust by the end of the second quarter of 2003. For simplicity, St. Clair, MFI, MFT, MFR and their respective series are referred to in this SAI together as the "Predecessor Funds."

         Prior to April 30, 2003, the Fund was named Liquidity Plus Money Market Fund.

         As stated in the Prospectus, the investment advisor of the Fund is Munder Capital Management ("Advisor" or "MCM"), a Delaware general partnership. The principal partners of the Advisor are Munder Group LLC, WAM Holdings, Inc. ("WAM") and WAM Holdings II, Inc. ("WAM II"). WAM and WAM II are indirect, wholly-owned subsidiaries of Comerica Incorporated which owns or controls approximately 97% of the partnership interests in the Advisor.

         Shares of the Fund are sold only through Comerica Securities, Inc., Comerica Bank, or their affiliates, and certain other institutional investors (collectively, "Institutional Investors"). Shares may be purchased by Institutional Investors for investment of their own funds, or for funds of their customer accounts ("Customer Accounts") for which they serve in a fiduciary, agency or custodial capacity. Shares are sold and redeemed without the imposition of a purchase or redemption charge by the Fund, although Institutional Investors that are record owners of Shares for their Customer Accounts may charge their customers separate account fees.

         Capitalized terms used in this SAI and not otherwise defined have the same meanings as are given to them in each Prospectus.


                                FUND INVESTMENTS


         The following supplements the information contained in the Fund's Prospectus concerning the investment objectives and policies of the Fund. The Fund's investment objective or goal and its investment policies, unless specifically designated as fundamental, are non-fundamental policies and may be changed by the Board of Trustees ("Board of Trustees" or "Board") without the authorization of the holders of a majority of the Fund's outstanding shares. There can be no assurance that the Fund will achieve its objective or goal.


         A description of the applicable credit ratings is set forth in Appendix A to this SAI.

         Asset-Backed Securities. The Fund may purchase asset-backed securities (i.e., securities backed by mortgages, installment sales contracts, credit card receivables or other assets). The average life of asset-backed securities varies with the maturities of the underlying instruments that, in the case of mortgages, have maximum maturities of forty years. The average life of an asset-backed instrument is likely to be substantially less than the original maturity of the asset pools underlying the securities as the result of unscheduled principal payments and prepayments. The rate of such prepayments, and hence the life of the certificates, will be primarily a function of current interest rates and current conditions in the relevant markets. Because of these and other reasons, an asset-backed security's total return may be difficult to predict precisely.

         Bank Obligations. The Fund may purchase U.S. dollar-denominated bank obligations, including certificates of deposit, bankers' acceptances, bank notes, deposit notes and interest-bearing savings and time deposits, issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. For this purpose, the assets of a bank or savings institution include the assets of both its domestic and foreign branches. The Fund will invest in the obligations of domestic banks and savings institutions only if their deposits are federally insured.

         Non-domestic bank obligations include Eurodollar Certificates of Deposit ("ECDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs"), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs"), which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States. Although the Fund will invest in obligations of foreign banks or foreign branches of U.S. banks only when the Advisor deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions.

         Borrowing. The Fund is authorized to borrow money in amounts up to 5% of the value of its assets at the time of such borrowings for temporary purposes, and may borrow up to 33 1/3% of its assets to meet redemption requests. Borrowing may be unsecured. The Investment Company Act of 1940, as amended ("1940 Act"), requires the Fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on the borrowed funds. The Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Fund may, in connection with permissible borrowings, transfer, as collateral, securities owned by the Fund.


         Commercial Paper. Investments by the Fund in commercial paper (short-term promissory notes issued by corporations), including variable amount master demand notes, will consist of issues rated, at the time of purchase, in one of the two highest rating categories by a nationally recognized statistical rating organization ("NRSRO"), such as Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Rating Service, a division of McGraw-Hill Companies, Inc, ("S&P") or Fitch Ratings, Inc. ("Fitch"), if rated by only one NRSRO, or by two NRSROs if rated by more than one NRSRO. To the extent that the ratings accorded by NRSROs may change as a result of changes in their rating systems, the Fund will attempt to use comparable ratings as standards for its investments, in accordance with the investment policies contained herein. Where necessary to ensure that an instrument meets, or is of comparable quality to, the Fund's rating criteria, the Fund may require that the issuer's obligation to pay the principal of, and the interest on, the instrument be backed by insurance or by an unconditional bank letter or line of credit, guarantee, or commitment to lend. In addition, the Fund may acquire unrated commercial paper and corporate bonds that are determined by the Advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by the Fund as previously described.

         Foreign Securities. The Fund may invest up to 25% of its assets in U.S. dollar-denominated securities of foreign issuers such as foreign commercial paper and obligations of foreign banks. Income and gains on foreign securities may be subject to foreign withholding taxes. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

         There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign markets have substantially less trading volume than the New York Stock Exchange ("NYSE") and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and less regulation of stock exchanges, brokers, and listed companies than in the United States. Such concerns are particularly heightened for emerging markets and Eastern European countries.




         Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

         The Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Changes in foreign currency exchange rates will influence values within the Fund from the perspective of U.S. investors, and may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by the Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The Advisor will attempt to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places the Fund's investments.

         The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

         Guaranteed Investment Contracts. The Fund may make limited investments in guaranteed investment contracts ("GICs") issued by U.S. insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits the Fund on a monthly basis with interest that is based on an index (in most cases this index is expected to be the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not funded by a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. The Fund will only purchase GICs from insurance companies that, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by the Advisor pursuant to guidelines approved by the Board of Trustees. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be acquired subject to the Fund's limitation on illiquid investments.

         Illiquid Securities. The Fund may invest up to 10% of the value of its net assets (determined at time of acquisition) in securities that are illiquid. Illiquid securities would generally include securities for which there is a limited trading market, repurchase agreements and time deposits with notice/termination dates in excess of seven days, and certain securities that are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended ("1933 Act"). If, after the time of acquisition, events cause this limit to be exceeded, the Fund will take steps to reduce the aggregate amount of illiquid securities as soon as reasonably practicable in accordance with the policies of the SEC.

         The Fund may invest in commercial obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act ("Section 4(2) paper"). The Fund may also purchase securities that are not registered under the 1933 Act but which can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act ("Rule 144A securities"). Section 4(2) paper is restricted as to disposition under the Federal securities laws, and generally is sold to institutional investors that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers that make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold only to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the Fund's limitation on investment in illiquid securities. The Advisor will determine the liquidity of such investments pursuant to guidelines established by the Board. It is possible that unregistered securities purchased by the Fund in reliance upon Rule 144A could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

         Investment Company Securities. The Fund may invest in securities issued by other investment companies. As a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses the Fund bears directly in connection with its own operations. The Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. These limitations do not apply to investments in investment companies through a master-feeder type arrangement.

         For hedging or other purposes, the Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies known as exchange-traded funds ("ETFs") are traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with both changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which their shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Examples of ETFs include: SPDRs(R), Select Sector SPDRs(R), DIAMONDSSM , NASDAQ 100 Shares, and iShares.

         Lending of Portfolio Securities. To enhance the return on its portfolio, the Fund may lend securities in its portfolio (subject to a limit of 33 1/3% of its total assets) to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time, and the Fund will receive any interest or dividends paid on the loaned securities. In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in recovery of the securities, or (iii) loss of rights in the collateral should the borrower fail financially. In determining whether the Fund will lend securities, the Advisor will consider all relevant facts and circumstances. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions that the Advisor has determined are creditworthy under guidelines established by the Board.

         Mortgage-Backed Securities. The Fund may purchase mortgage-backed securities. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue.

         Mortgage-backed securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes"), which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee.

         Mortgage-backed securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes"), which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA.

         Mortgage-backed securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         The average life of mortgage-backed securities varies with the maturities of the underlying instruments, which in the case of mortgages, have maximum maturities of forty years. The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of unscheduled principal payments and mortgage prepayments. The rate of such mortgage prepayments, and hence the life of the certificates, will be primarily a function of current interest rates and current conditions in the relevant housing markets. The relationship between mortgage prepayment and interest rates may give some high-yielding mortgage-backed securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in the periods of falling interest rates, the rate of mortgage prepayment tends to increase. During such periods, the reinvestment of prepayment proceeds by the Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, a mortgage-backed security's total return may be difficult to predict precisely. When the Fund purchases mortgage-backed securities at a premium, mortgage prepayments (which may be made at any time without penalty) may result in some loss of the Fund's principal investment to the extent of the premium paid.

         Municipal Obligations. The Fund may, when deemed appropriate by the Advisor in light of the Fund's investment objective, invest in high quality municipal obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for Federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of money market instruments of comparable quality. The Fund does not expect to invest more than 5% of its net assets in such municipal obligations during the current fiscal year. Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from regular Federal income tax are rendered by bond counsel or counsel to the respective issuers at the time of issuance. Neither the Trust nor the Advisor will review the proceedings relating to the issuance of municipal obligations or the bases for such opinions.

         An issuer's obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal obligations may be materially adversely affected by litigation or other conditions.


         From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on municipal obligations. For example, under the Tax Reform Act of 1986 interest on certain private activity bonds must be included in an investor's Federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their Federal alternative minimum taxable income. The Trust cannot predict what legislation, if any, may be proposed in Congress in the future as regards the Federal income tax status of interest on municipal obligations in general, or which proposals, if any, might be enacted.


         Repurchase Agreements. The Fund may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System, any foreign bank or any domestic or foreign broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase the securities at an agreed-upon time and price ("repurchase agreements"). The

Advisor will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets in a segregated account in an amount that is greater than the repurchase price. Default by, or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. Government securities. The securities held subject to a repurchase agreement may have stated maturities exceeding 397 days, provided that the repurchase agreement itself matures in 397 days or less.

         The repurchase price under repurchase agreements generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

         Securities subject to repurchase agreements will be held, as applicable, by the Fund's Custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

         Repurchase agreements shall be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or, where the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

         Reverse Repurchase Agreements. The Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, the Fund will maintain cash, U.S. Government securities or other liquid securities designated on the books of the Fund or the Fund's Custodian in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

         Stand-by Commitments. The Fund may enter into stand-by commitments with respect to municipal obligations held by it. Under a stand-by commitment, a dealer agrees to purchase at the Fund's option a specified municipal obligation at its amortized cost value to the Fund plus accrued interest, if any. Stand-by commitments may be exercisable by the Fund at any time before the maturity of the underlying municipal obligations and may be sold, transferred or assigned only with the instruments involved.

         The Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for municipal obligations which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Fund will not exceed 1/2 of 1% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired.

         The Fund intends to enter into stand-by commitments only with dealers, banks and broker/dealers which, in the Advisor's opinion, present minimal credit risks. The acquisition of a stand-by commitment will not affect the valuation of the underlying municipal obligation. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where the Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by the Fund and will be reflected as a realized gain or loss when the commitment is exercised or expires.

         Stripped Securities. The Fund may acquire U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a single future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for Federal tax and securities purposes. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.

         Only instruments that are stripped by the issuing agency will be considered U.S. Government obligations. Securities such as CATS and TIGRs that are stripped by their holder do not qualify as U.S. Government obligations.

         The U.S. Treasury Department facilitates transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on U.S. Treasury securities through the Federal Reserve book-entry recordkeeping system. The Federal Reserve program as established by the U.S. Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Fund is able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry recordkeeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         Stripped securities will normally be considered illiquid instruments and will be acquired subject to the limitation on illiquid investments unless determined to be liquid under guidelines established by the Board.

         In addition, the Fund may invest in stripped mortgage-backed securities ("SMBS"), which represent beneficial ownership interests in the principal distributions and/or the interest distributions on mortgage assets. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. One type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most common case, one class of SMBS will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class).

         The original principal amount, if any, of each SMBS class represents the amount payable to the holder thereof over the life of such SMBS class from principal distributions of the underlying mortgage assets, which will be zero in the case of an IO class. Interest distributions allocable to a class of SMBS, if any, consist of interest at a specified rate on its principal amount, if any, or its notional principal amount in the case of an IO class. The notional principal amount is used solely for purposes of the determination of interest distributions and certain other rights of holders of such IO class and does not represent an interest in principal distributions of the mortgage assets.

         Yields on SMBS will be extremely sensitive to the prepayment experience of the underlying mortgage loans, and there are other associated risks. For IO classes of SMBS and SMBS that were purchased at prices exceeding their principal amounts there is a risk that the Fund may not fully recover its initial investment.

         The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid may be made under guidelines and standards established by the Board. Such securities may be deemed liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the Fund's net asset value per share.

         Supranational Bank Obligations. The Fund may invest in supranational bank obligations. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., The World Bank). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance that these commitments will be undertaken or met in the future.

         U.S. Government Obligations. The Fund may purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Examples of the types of U.S. Government obligations that may be acquired by the Fund include without limitation U.S. Treasury Bills, U.S. Treasury Notes and U.S. Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, FNMA, GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, FHLMC, Federal Intermediate Credit Banks and Maritime Administration.

         U.S. Treasury securities differ in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less, Treasury notes have initial maturities of one to ten years and Treasury bonds generally have initial maturities greater than ten years. A portion of the U.S. Treasury securities purchased by the Fund may be "zero coupon" Treasury securities. These are U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons and receipts or which are certificates representing interests in such stripped debt obligations and coupons. Such securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. A zero coupon security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value (sometimes referred to as a "deep discount" price).

         The interest earned on such securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received if prevailing interest rates rise. For this reason, zero coupon securities are subject to substantially greater market price fluctuations during periods of changing prevailing interest rates than are comparable debt securities which make current distributions of interest. Current federal tax law requires that a holder (such as the Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payments in cash on the security during the year.

         Certain banks and brokerage firms have separated ("stripped") the principal portions ("corpus") from the coupon portions of the U.S. Treasury bonds and notes and sell them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are generally held by a bank in a custodial or trust account). The Fund will not purchase any such receipts or certificates representing stripped corpus or coupon interests in U.S. Treasury securities sold by banks and brokerage firms. The Fund will only purchase zero coupon Treasury securities that have been stripped by the Federal Reserve Bank.

         Variable Amount Master Demand Notes. The Fund may purchase variable amount master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, the Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable amount master demand note defaulted on its payment obligation, the Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. The Fund may invest in variable amount master demand notes only when the Advisor deems the investment to involve minimal credit risks.

         Variable and Floating Rate Instruments. Debt instruments in which the Fund invests may be structured to have variable or floating interest rates. Variable and floating rate obligations purchased by the Fund may have stated maturities in excess of the Fund's maturity limitation if the Fund can demand payment of the principal of the instrument at least once during such period on not more than thirty days' notice (this demand feature is not required if the instrument is guaranteed by the U.S. Government or an agency thereof). These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates. The Advisor will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to the Fund, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. The Fund will invest in variable and floating rate instruments only when the Advisor deems the investment to involve minimal credit risk.

         The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaulted or during periods that the Fund is not entitled to exercise its demand rights.

         Variable and floating rate securities held by the Fund will be subject to the Fund's limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.

         In determining average weighted portfolio maturity of the Fund, short-term variable rate securities shall be deemed to have a maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand, and short-term floating rate securities shall be deemed to have a maturity of one day. For purposes of this paragraph, "short-term" with respect to a security means that the principal amount, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less.

         In determining average weighted portfolio maturity of the Fund, long-term variable rate securities shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand, and long-term floating rate securities shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. For purposes of this paragraph, "long-term" with respect to a security means that the principal amount of the security is scheduled to be paid in more than 397 days.

         Variable rate government securities where the variable rate of interest is readjusted no less frequently than every 762 days shall be deemed to have a maturity equal to the period remaining until the next interest rate readjustment. Floating rate government securities shall be deemed to have a remaining maturity of one day.

         When-Issued Purchases and Forward Commitments (Delayed-Delivery Transactions). When-issued purchases and forward commitments (known as delayed-delivery transactions) are commitments by the Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit the Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

         When the Fund agrees to purchase securities on a when-issued or forward commitment basis, the Fund will designate cash or liquid portfolio securities equal to the amount of the commitment. Normally, the Fund will designate portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to designate additional assets in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of the Fund's net assets will fluctuate to a greater degree when it designates portfolio securities to cover such purchase commitments than when it designates cash. Because the Fund's liquidity and ability to manage its portfolio might be affected when it designates cash or portfolio securities to cover such purchase commitments, the Advisor expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of the Fund's total assets absent unusual circumstances.

         The Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss.

         When the Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

         Yields and Ratings. The yields on certain obligations, including the money market instruments in which the Fund may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of S&P, Moody's, Fitch and other NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

         The Fund will not invest more than 5% of its total assets in securities rated in the second highest rating category by such NRSROs and will not invest more than 1% of its total assets in such securities of any one issuer. The Fund intends to limit investments in the securities of any single issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) to not more than 5% of the Fund's total assets at the time of purchase, provided that the Fund may invest up to 25% of its total assets in the securities of any one issuer rated in the highest rating category by an NRSRO for a period of up to three business days. Unrated and certain single rated securities (other than U.S. Government securities) may be purchased by the Fund, but are subject to a determination by the Advisor, in accordance with procedures established by the Board, that the unrated and single rated securities are of comparable quality to the appropriate rated securities.

         Subsequent to its purchase by the Fund, an unrated security may be rated, a rated security may cease to be rated, or a rated security's rating may be reduced. The Board or the Advisor, pursuant to guidelines established by the Board, will consider such an event in determining whether the Fund involved should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the SEC.

                             INVESTMENT LIMITATIONS

         The Fund is subject to the investment limitations enumerated in this section, which may be changed only by a vote of the holders of a majority of the Fund's outstanding shares (as defined under "Other Information-Shareholder Approvals").

         As a matter of fundamental policy, the Fund:

         1. May not issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit the Fund to: (i) enter into commitments to purchase securities in accordance with the Fund's investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (ii) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iii) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

         2. May not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         3. May not act as an underwriter of securities within the meaning of the 1933 Act, except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit the Fund to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies, and investment program;

         4. May not purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Fund may, among other things: (i) acquire or lease office space for its own use;
               (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

         5. May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         6. May not make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Fund may, among other things: (i) enter into repurchase agreements, (ii) lend portfolio securities; and (iii) acquire debt securities without being deemed to be making a loan;

         7. Shall be a "diversified company" as that term is defined in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

         8. May not "concentrate" its investments in a particular industry, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to the Fund's investments in: (i) securities of other investment companies;
               (ii) securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities; (iii) instruments issued by domestic branches of U.S. banks (including U.S. branches of foreign banks subject to regulation under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); or (iv) repurchase agreements (collateralized by the instruments described in clause
               (ii) and clause (iii)); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

         If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's investments will not constitute a violation of such limitation, except that any borrowing by the Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). In addition, if the Fund's holdings of illiquid securities exceed 10% because of changes in the value of the Fund's investments, the Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Fund. Otherwise, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

                             MANAGEMENT OF THE FUND

         The Trust is supervised by the Board that is responsible for representing the interests of the shareholders. The Board meets periodically throughout the year to oversee the Fund's activities.

         Trustees and Officers. Information about the Trustees and officers of the Trust, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are as set forth in the table below. A Trustee is deemed to be a "Non-Interested Trustee" to the extent the Trustee is not an "interested person" of the Trust (as that term is defined in Section 2(a)(19) of the 1940 Act).

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                Number of
                                                                                                Portfolios
                                             Term of                                             in Fund
Name,                          Position(s)   Office(1) and   Principal Occupation(s)             Complex     Other
Address                        with the      Length of       During                            Overseen by   Directorships
and Age                        Trust         Time Served(2)  Past 5 Years                        Trustee     Held by Trustee
---------------------------------------------------------------------------------------------------------------------------------
Non-Interested Trustees

---------------------------------------------------------------------------------------------------------------------------------
Charles W. Elliott             Trustee and   Indefinite      Consultant, self-employed              32       None
c/o The Munder Funds           Chairman      since 11/89     (since 7/95); Senior Advisor to
480 Pierce Street                                            President, Western Michigan
Suite 300                                                    University (7/95 to 12/98);
Birmingham, MI 48009                                         Trustee, @Vantage (since 8/00).
Age 71.

---------------------------------------------------------------------------------------------------------------------------------
John Rakolta, Jr.              Trustee and   Indefinite      Chairman and Chief Executive           32       None
c/o The Munder Funds           Vice          since 2/93      Officer, Walbridge Aldinger
480 Pierce Street              Chairman                      Company (construction company)
Suite 300                                                    (since 1991); Trustee, @Vantage
Birmingham, MI 48009                                         (since 8/00).
Age 55.

---------------------------------------------------------------------------------------------------------------------------------
David J. Brophy                Trustee       Indefinite      Professor of Finance,                  32       PCS Research
c/o The Munder Funds                         since 5/93      University of Michigan-Business                 Technology Inc.
480 Pierce Street                                            School (since 8/66); Trustee,                   (financial
Suite 300                                                    @Vantage (since 8/00).                          technology
Birmingham, MI 48009                                                                                         company) (since
Age 66.                                                                                                      2/02).

---------------------------------------------------------------------------------------------------------------------------------
Joseph E. Champagne            Trustee       Indefinite      Vice President, Macomb College         32       None
c/o The Munder Funds                         since 2/94      (since 2001); Dean, Macomb
480 Pierce Street                                            College (since 9/97); Trustee,
Suite 300                                                    @Vantage (since 8/00).
Birmingham, MI 48009
Age 64.

---------------------------------------------------------------------------------------------------------------------------------
Thomas D. Eckert               Trustee       Indefinite      Director, President and Chief          32       None
c/o The Munder Funds                         since 2/93      Executive Officer, Capital
480 Pierce Street                                            Automotive REIT (real estate
Suite 300                                                    investment trust specializing
Birmingham, MI 48009                                         in retail automotive
Age 55.                                                      properties) (since 10/97);
                                                             Trustee, @Vantage (since 8/00).

---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                Number of
                                                                                                Portfolios
                                             Term of                                             in Fund
Name,                          Position(s)   Office(1) and   Principal Occupation(s)             Complex     Other
Address                        with the      Length of       During                            Overseen by   Directorships
and Age                        Trust         Time Served(2)  Past 5 Years                        Trustee     Held by Trustee
---------------------------------------------------------------------------------------------------------------------------------
Arthur T. Porter               Trustee       Indefinite      President and Chief Executive          32       None
3990 John R.                                 since 2/01      Officer of the Detroit Medical
Detroit, MI 48201                                            Center (since 3/99); Professor
Age 46.                                                      with Tenure and Chairman of
                                                             Radiation Oncology of Wayne
                                                             State University School of
                                                             Medicine (3/91 to 3/99);
                                                             Trustee, @Vantage (since 8/00).

---------------------------------------------------------------------------------------------------------------------------------
John Engler                    Trustee       Indefinite      President of State and Local           32       Universal Forest
c/o The Munder Funds                         since 2/03      Government/Vice President of                    Products, Inc.
480 Pierce Street                                            Government Solutions for North                  (manufacturer and
Suite 300                                                    America, Electronic Data                        distributor of
Birmingham, MI 48009                                         Systems Corp. (computer                         lumber products)
Age 54.                                                      services) (since 1/03);                         (since 1/03);
                                                             Governor of the State of                        Northwest Airlines
                                                             Michigan (1/91 to 1/03);                        (since 1/03).
                                                             Trustee, @Vantage (since 4/03).

---------------------------------------------------------------------------------------------------------------------------------
Interested Trustee

---------------------------------------------------------------------------------------------------------------------------------
Michael T. Monahan(3)          Trustee       Indefinite      President of Monahan                   32       CMS Energy
3707 West Maple Rd.                          since 8/00      Enterprises, LLC (consulting                    Corporation
Suite 102                                                    company) (since 6/99); Chairman                 (energy company)
Bloomfield Hills, MI 48301                                   of Munder Capital Management                    (since 12/02);
Age 64.                                                      (investment advisor) (10/99 to                  Guilford Mills,
                                                             12/00); Chairman and Chief                      Inc. (supplier of
                                                             Executive Officer of Munder                     automotive textile
                                                             Capital Management (10/99 to                    products) (since
                                                             12/99); President of Comerica                   10/02).
                                                             Incorporated (bank holding
                                                             company) (6/92 to
                                                             6/99); Trustee,
                                                             @Vantage (since
                                                             8/00).

---------------------------------------------------------------------------------------------------------------------------------

___________
     (1) The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws of the Trust, any Trustee shall retire as trustee at the end of the calendar year in which the trustee attains the age of 72 years.
     (2) The date on which each Trustee began service as a Board member includes the periods, if any, during which such Trustee served as a Director/Trustee of the Predecessor Funds.
     (3) Mr. Monahan is an "interested person" of the Trust as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, Inc, the indirect parent company of Munder Capital Management, the Fund's advisor.

----------------------------------------------------------------------------------------------------------------------
Name,                          Position(s)   Term of Office(1)
Address                        with the      and Length of
and Age                        Trust         Time Served(2)          Principal Occupation(s) During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
Officers

----------------------------------------------------------------------------------------------------------------------
James C. Robinson              President     through 2/04;      Chairman and Chief Executive Officer of Munder
480 Pierce Street                            since 5/00         Capital Management (investment advisor) (since
Suite 300                                                       1/00); Chief Investment Officer/Fixed Income of
Birmingham, MI 48009                                            Munder Capital Management (1/90 to 1/00); President
Age 42.                                                         of @Vantage (8/00).

----------------------------------------------------------------------------------------------------------------------
Stephen J. Shenkenberg         Vice          through 2/04;      General Counsel of Munder Capital Management
480 Pierce Street              President     since 8/00         (investment advisor) (since 7/00); Deputy General
Suite 300                      and                              Counsel of Strong Capital Management, Inc.
Birmingham, MI 48009           Secretary                        (investment advisor) (12/92 to 7/00); Vice President
Age 44.                                                         and Secretary of @Vantage (since 8/00).

----------------------------------------------------------------------------------------------------------------------
Elyse G. Essick                Vice          through 2/04;      Chief Marketing Officer of Munder Capital Management
480 Pierce Street              President     since 4/95         (investment  advisor) (since 9/88); Vice President of
Suite 300                                                       @Vantage (since 8/00).
Birmingham, MI 48009
Age 45.

----------------------------------------------------------------------------------------------------------------------
Peter K. Hoglund               Vice          through 2/04;      Chief Administration Officer of Munder Capital
480 Pierce Street              President     since 2/01         Management (investment advisor) (since 5/00);
Suite 300                                                       Associate of Heartland Industrial Partners (a
Birmingham, MI 48009                                            private equity group) (10/99 to 5/00); Sr. Portfolio
Age 37.                                                         Manager of Munder Capital Management (1/98 to
                                                                10/99); Vice President of @Vantage (since 2/01).

----------------------------------------------------------------------------------------------------------------------
Cherie Ugorowski               Treasurer     through 2/04;      Controller of Munder Capital Management (investment
480 Pierce Street                            since 8/01         advisor) (since 6/01); Corporate Accounting Manager,
Suite 300                                                       DaimlerChrysler Corporation (automotive
Birmingham, MI 48009                                            manufacturer) (9/99 to 6/01); Manager, Audit and
Age 34.                                                         Business Advisory Practice, Arthur Andersen LLP
                                                                (9/90 to 9/99); Treasurer of @Vantage (since 8/01).

----------------------------------------------------------------------------------------------------------------------
David Rumph                    Assistant     through 2/04;      Analyst of Munder Capital Management (investment
480 Pierce Street              Treasurer     since 8/01         advisor) (since 4/01); Analyst, Controller's Group,
Suite 300                                                       Delphi Automotive Corp. (automotive supplier) (6/99
Birmingham, MI 48009                                            to 4/01); Manager, Mutual Fund Operations, Banc One
Age 31.                                                         (4/97 to 6/99); Assistant Treasurer of @Vantage
                                                                (since 8/01).

----------------------------------------------------------------------------------------------------------------------
Bradford E. Smith              Assistant     through 2/04;      Director of Mutual Fund Operations of Munder Capital
480 Pierce Street              Treasurer     since 5/00         Management (investment advisor) (since 3/01);
Suite 300                                                       Manager of Mutual Fund Operations of Munder Capital
Birmingham, MI 48009                                            Management (since 3/00); Administrator of Mutual
Age 31.                                                         Fund Operations of Munder Capital Management (8/99
                                                                to 2/00); Assistant Vice President, Madison Mosaic,
                                                                LLC (advisor to the Mosaic Funds) (9/98 to 7/99);
                                                                Assistant Director of Shareholder Service, Madison
                                                                Mosaic, LLC (advisor to the Mosaic Funds) (4/97 to
                                                                8/98); Assistant Treasurer of @Vantage (since 8/01).

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Name,                          Position(s)   Term of Office(1)
Address                        with the      and Length of
and Age                        Trust         Time Served(2)          Principal Occupation(s) During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
Melanie Mayo West              Assistant     through 2/04;      Associate General Counsel of Munder Capital
480 Pierce Street              Secretary     since 2/02         Management (investment advisor) (since 11/01);
Suite 300                                                       Associate, Dykema Gossett PLLC (law firm) (8/98 to
Birmingham, MI 48009                                            11/01); Associate, Hertz, Schram & Saretsky, P.C.
Age 35.                                                         (law firm) (3/98 to 8/98); Assistant Secretary of
                                                                @Vantage (since 8/01).

----------------------------------------------------------------------------------------------------------------------
Mary Ann Shumaker              Assistant     through 2/04;      Associate General Counsel of Munder Capital
480 Pierce Street              Secretary     since 8/99         Management (investment advisor) (since 3/98);
Suite 300                                                       Assistant Secretary of @Vantage (since 8/01).
Birmingham, MI 48009
Age 48.

----------------------------------------------------------------------------------------------------------------------

____________________
     (1) The officers are elected annually by the Board.
     (2) The date on which each officer began service as an officer of the Trust includes the periods during which such officer served as an officer of the Predecessor Funds.

         Standing Committees of the Board. The Trust has a standing Audit Committee presently consisting of Mr. Eckert, Dr. Brophy, Dr. Porter and Mr. Rakolta. All are members of the Board and are currently not "interested persons" (as defined in the 1940 Act) of the Trust. The principal functions of the Trust's Audit Committee are to recommend to the Board the appointment of the Fund's independent auditors, to review with the auditors the scope and anticipated costs of their audit and to receive and consider a report from the auditors concerning their conduct of the audit, including any comments or recommendations they might want to make in that connection. The Board has adopted a written charter for the Audit Committee. During the last fiscal year of the Fund, the Audit Committee met two times.

         The Trust has a Nominating Committee. The Nominating Committee presently consists of Dr. Brophy, Dr. Champagne, Mr. Eckert and Mr. Rakolta. The function of the Nominating Committee is to recommend candidates for election to the Board of Trustees as independent Trustees. The Committee will not consider nominees recommended by stockholders. There were no nominees to be considered so the Nominating Committee did not meet during the most recently completed fiscal year of the Fund.

         The Trust has a Board Process and Compliance Oversight Committee. The Board Process and Compliance Oversight Committee presently consist of Dr. Champagne, Mr. Monahan and Dr. Porter. The function of the Board Process and Compliance Oversight Committee is to review and assess the adequacy of the Board's ongoing adherence to industry corporate governance best practices and make recommendations as to any appropriate changes; review and make recommendations to the Board regarding Trustee compensation and expense reimbursement policies; undertake periodically to coordinate and facilitate evaluations of the Board and recommend improvements, as appropriate; and meet with Fund management to review the ongoing adherence by the Fund to its applicable compliance guidelines and review reports and other information concerning the status of the Fund's compliance with applicable regulatory requirements and valuation procedures. The Board Process and Compliance Oversight Committee met four times during the last fiscal year of the Fund.

         Management Ownership of the Fund. The following table sets forth, for each Trustee, the aggregate dollar range of equity securities owned of the Fund and of all funds in the Fund complex overseen by each Trustee as of December 31, 2002.

-----------------------------------------------------------------------------------------------------------------------
                                                                       Aggregate Dollar Range of Equity
                                              Dollar Range of          Securities in All Registered Investment
                                              Equity Securities        Companies Overseen by Trustee in
                                              in the Fund              Family of Investment Companies
-----------------------------------------------------------------------------------------------------------------------
Non-Interested Trustees
-----------------------------------------------------------------------------------------------------------------------
Charles W. Elliott                            None                     Over $100,000
-----------------------------------------------------------------------------------------------------------------------
John Rakolta, Jr.                             None                     Over $100,000
-----------------------------------------------------------------------------------------------------------------------
David J. Brophy                               None                     $10,001-$50,000
-----------------------------------------------------------------------------------------------------------------------
Joseph E. Champagne                           None                     $10,001-$50,000
-----------------------------------------------------------------------------------------------------------------------
Thomas D. Eckert                              None                     $50,001-$100,000
-----------------------------------------------------------------------------------------------------------------------
Arthur T. Porter                              None                     None
-----------------------------------------------------------------------------------------------------------------------
John Engler                                   None                     None
-----------------------------------------------------------------------------------------------------------------------
Interested Trustee
-----------------------------------------------------------------------------------------------------------------------
Michael T. Monahan                            None                     Over $100,000
-----------------------------------------------------------------------------------------------------------------------

         As of the date of this SAI, no officer, director or employee of the Advisor, Comerica Bank, the Custodian, the Distributor, the Administrator, the Sub-Administrators or the Transfer Agent, as defined below, currently receive any compensation from the Trust. As of April 1, 2003, the Trustees and officers of the Trust, as a group, owned less than 1% of outstanding shares of the Fund.

         Compensation. Trustees who are not otherwise compensated by MCM, any sub-advisor to the Trust, or the Distributor pursuant to a contract between the Trust and MCM, the sub-advisor or the Distributor receive an aggregate annual retainer from the Trust for service on the Board of $68,000 ($90,000) for the Chairman). Trustees of The Munder @Vantage Fund ("@Vantage") who are not otherwise compensated by MCM or the Distributor pursuant to a contract between the Trust and MCM or the Distributor receive an annual retainer fee of $4,000. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

         The Boards of Directors/Trustees of the Predecessor Funds and @Vantage adopted a deferred compensation plan ("Plan") on August 14, 2001 and the Board of Trustees of the Trust adopted the same Plan on February 11, 2003. The Plan permits each Trustee who receives compensation from the Funds of the Trust and @Vantage to defer, for a specified period of time, the receipt of all or some portion of the fees earned for Board service. Following the Plan's adoption by the Predecessor Funds and @Vantage, each Director/Trustee had 30 days to elect to defer fees earned from the Funds for the remainder of the calendar year 2001. For the calendar years after 2001, deferral elections must be made prior to January 1 of the calendar year for which fees are to be deferred. Previous deferral elections will automatically remain in effect for subsequent years unless the Trustee makes an alternative election prior to January 1 of the calendar year for which fees are to be deferred. Amounts deferred will be valued as if they were invested in one or more of the Funds selected by the deferring Trustee. These amounts will not, however, actually be invested in shares of the Funds and the obligation of the Trust to make payments under the Plan will be unsecured general obligations of the Funds of the Trust, payable out of the general assets and property of such Funds. A Trustee may elect to have the amounts earned under the Plan distributed (1) on a specified date, (2) upon termination of Board service, or (3) the earlier of choice (1) or (2). Payment of amounts earned under the Plan may be made in a lump sum or in annual installments over the number of years specified by the Trustee (up to 10 years). If a Trustee dies, the balance of the amounts earned will be paid to his or her designated beneficiary in a lump sum.

         The following table summarizes the compensation paid to the Trustees of the Trust (in their role as Directors/Trustees of the Predecessor Funds) and @Vantage, including committee fees for the twelve-month period ended December 31, 2002.

                               Compensation Table

-----------------------------------------------------------------------------------------------------------------------------
                                                           Pension or
                                    Aggregate              Retirement             Estimated         Total Compensation
                                  Compensation          Benefits Accrued            Annual          from the Trust and
                                    from the            as Part of Fund         Benefits upon        Fund Complex Paid
Name of Trustee                     Trust(1)                Expenses              Retirement           to Trustees(1)
-----------------------------------------------------------------------------------------------------------------------------
Charles W. Elliott                   $90,000                  None                   None                  $94,000
-----------------------------------------------------------------------------------------------------------------------------
John Rakolta, Jr.                    $71,000                  None                   None                  $75,000
-----------------------------------------------------------------------------------------------------------------------------
David J. Brophy                      $68,000                  None                   None                  $72,000
-----------------------------------------------------------------------------------------------------------------------------
Joseph E. Champagne                  $71,000                  None                   None                  $75,000
-----------------------------------------------------------------------------------------------------------------------------
Thomas D. Eckert                     $71,000                  None                   None                  $75,000
-----------------------------------------------------------------------------------------------------------------------------
John Engler(2)                        None                    None                   None                    None
-----------------------------------------------------------------------------------------------------------------------------
Michael T. Monahan                   $68,000                  None                   None                  $72,000
-----------------------------------------------------------------------------------------------------------------------------
Arthur T. Porter                     $68,000                  None                   None                  $72,000
-----------------------------------------------------------------------------------------------------------------------------

_______________
(1) There are currently two investment companies (the Trust and @Vantage) and 32 funds in the Fund Complex. Amounts provided for the Trust for the period are those paid to the Trustee when such Trustee was a Director/Trustee of the Predecessor Funds. Amounts provided for the Fund Complex for the period are those paid to the Trustee when such Trustee was a Director/Trustee of the Predecessor Funds and @Vantage. For the fiscal year ended December 31, 2002, each of Mr. Elliott, Mr. Eckert and Dr. Porter deferred all of his compensation pursuant to the deferred compensation plan described above. The total compensation from the Predecessor Funds and @Vantage deferred by the Trustees was $94,000 for Mr. Elliott, $75,000 for Mr. Eckert and $72,000 for Dr. Porter.
(2) Gov. Engler did not begin serving as a Trustee of the Trust until February 5, 2003.

         Material Relationships of the Non-Interested Trustees. For the purposes of the statements below, the immediate family members of any person are a person's spouse, children residing in the person's household (including step and adoptive children) and any dependent of the person; an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person; a related fund is a registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act, in each case for which the Advisor or any of its affiliates acts as investment adviser.

         As of December 31, 2002, none of the Non-Interested Trustees, nor any members of their immediate families, beneficially owned any securities issued by the Advisor or any other entity in a control relationship to the Advisor.

         During the calendar years of 2001 and 2002, none of the Non-Interested Trustees, nor any member of their immediate family, had any direct or indirect interest (the value of which exceeds $60,000), whether by contract, arrangement or otherwise, in the Advisor or any other entity in a control relationship to the Advisor.

         During the calendar years 2001 and 2002, none of the Non-Interested Trustees, nor any members of their immediate families, except for Messrs. Eckert and Rakolta, had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $60,000 and to which any of the following were a party (each, a "Fund-Related Party"): (i) the Fund, (ii) an officer of the Fund, (iii) a related fund, (iv) an officer of any related fund, (v) the Advisor; (vi) any affiliate of the Advisor; or (vii) an officer of any such affiliate.

         Mr. Eckert is Director, President and Chief Executive Officer of Capital Automotive REIT ("CARS"), a publicly-held real estate investment trust specializing in retail automotive properties. During the calendar years 2001 and 2002, CARS had multiple secured lines of credit with leading commercial banks or lending facilities, including one with Comerica Bank, a wholly-owned subsidiary of Comerica Incorporated, which is the indirect parent company of the Advisor. Mr. Rakolta is Chairman and Chief Executive Officer, Walbridge Aldinger Company ("Walbridge"), a privately-owned construction company. During the calendar years 2001 and 2002, Walbridge had a stand-by line of credit with Comerica Bank. In both cases, these lines of credit are standard agreements that were negotiated at arm's-length and contain customary terms, conditions and interest rates.

         During the calendar years 2001 and 2002, none of the Non-Interested Trustees, nor any members of their immediate family, had any relationship (the value of which exceeds $60,000) with any Fund-Related Party, including, but not limited to, relationships arising out of (i) the payments for property and services, (ii) the provisions of legal services, (iii) the provision of investment banking services (other than as a member of the underwriting syndicate), or (iv) the provision of consulting service.

         None of the Fund's Trustees or officers has any arrangement with any other person pursuant to which the Trustee or officer serve in that capacity. During the calendar years 2001 and 2002, none of the Non-Interested Trustees, nor any member of their immediate family, had any position, including as an officer, employee, director or partner, with any of: (i) the Fund, (ii) an officer of the Fund, (iii) a related fund, (iv) an officer of any related fund,
(v) the Advisor, or (vi) any other entity in a control relationship to the Fund.

         Trustee Liability. The Declaration of Trust of the Trust provides that all persons having any claim against the Trustees or the Trust shall look solely to the trust property for payment; that no Trustee of the Trust shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust property or the conduct of any business of the Trust; and that no Trustee shall be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as a trustee. With the exception stated, the Declaration of Trust provides that a Trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of being or having been a Trustee, and that the Trustees will indemnify officers, representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification.

               INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS

         Investment Advisor. The Advisor of the Fund is Munder Capital Management, a Delaware general partnership. The general partners of the Advisor are WAM, WAM II and Munder Group, LLC. WAM and WAM II are indirect wholly-owned subsidiaries of Comerica Bank, which in turn is a wholly-owned subsidiary of Comerica Incorporated, a publicly-held bank holding company.

         The Predecessor Funds entered into Investment Advisory Agreements ("Predecessor Advisory Agreements") with the Advisor that were approved by the Boards of Directors/Trustees of the Predecessor Funds and by their shareholders. As of the date of this SAI, the Boards of Directors/Trustees last approved the continuation of the Predecessor Advisory Agreements on May 21, 2002. In determining whether to approve the continuation of the Predecessor Advisory Agreements, the Boards of

Directors/Trustees requested, and received from the Advisor, information that the Boards believed to be reasonably necessary to reach their conclusion. The Boards of Directors/Trustees carefully evaluated this information and were advised by legal counsel to the Predecessor Funds and by legal counsel to the Non-Interested Directors/Trustees with respect to their deliberations. In considering the Predecessor Advisory Agreements, the Boards of Directors/Trustees reviewed numerous factors. The Boards first reviewed each series' investment performance during the previous year and for all relevant prior periods. Although investment performance was a factor in determining that the Predecessor Advisory Agreements should be continued, the following factors were also considered by the Boards of Directors/Trustees in evaluating the fairness and reasonableness of the compensation to be paid to the Advisor: (a) services provided under the Predecessor Advisory Agreements; (b) requirements of the Predecessor Funds for the services provided by the Advisor; (c) the quality of the services expected to be provided; (d) fees payable for the services; (e) total expenses of each Predecessor Fund; (f) the Advisor's commitments to operating the Predecessor Funds at competitive expense levels; (g) profitability of the Advisor with respect to its relationship with the Predecessor Funds; (h) the capabilities and financial condition of the Advisor; (i) current economic and industry trends; and (j) the historical relationship between each of the Predecessor Funds and the Advisor.

         Current management fees were also reviewed in the context of the Advisor's profitability. In addition, the Boards of Directors/Trustees reviewed an analysis prepared by an independent third-party comparing each Predecessor Fund's expense ratio, advisory fee and performance with comparable mutual funds. Among other things, the Boards of Directors/Trustees considered the following factors in evaluating the continuation of the Predecessor Advisory Agreements:
(a) the fairness and reasonableness of the investment advisory fee payable to the Advisor under the Predecessor Advisory Agreements in light of the investment advisory services provided, the costs of these services, the profitability of the Advisor's relationship with the Predecessor Funds, and the amount of the fees paid compared to fees paid by other investment companies; (b) the nature, quality and extent of the investment advisory services provided by the Advisor, in light of the high quality services provided by the Advisor in its management of the Predecessor Funds and the Predecessor Funds' historic performance, including the success of the Predecessor Funds in achieving stated investment objectives; (c) the Advisor's entrepreneurial commitment to the management of the Predecessor Funds and the continuing creation of a broad-based family of funds, which could entail a substantial commitment of the Advisor's resources to the successful operation of the Predecessor Funds; (d) the Advisor's representations regarding its staffing and capabilities to manage the Predecessor Funds, including the retention of personnel with relevant portfolio management experience; and (e) the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Advisor.

         Based on their review of the information requested and provided, and following extended discussions concerning the same, the Boards of Directors/Trustees of the Predecessor Funds determined that continuing the Predecessor Advisory Agreements was consistent with the best interests of the Predecessor Funds and their shareholders, and the Boards of Directors/Trustees unanimously approved the Predecessor Advisory Agreements for an additional annual period on the basis of the foregoing review and discussions. In particular, the Board noted the following factors, among others, in making its determination:

         . The terms of the Predecessor Advisory Agreements, including the services to be provided to the Predecessor Funds and the advisory fees payable by the Predecessor Funds, were generally comparable to the terms of advisory arrangements within the industry and within peer groups of mutual funds. The Board also noted that the Predecessor Advisory Agreements did not increase investment advisory fees payable by any Predecessor Fund or overall operating expenses of any Predecessor Fund over historical fee and expense levels. The Board also noted that the Advisor's profitability of operations with respect to the Predecessor Funds during the past year was lower than that of other advisors, based upon the Board's review of publicly available information.

         . The Advisor has historically provided high-quality services in its management of the Predecessor Funds and is committed to the successful operation of the Fund. Based upon the information provided to the Board, the Board expected that the Advisor would continue to provide high-quality services to the Fund. The Board reviewed the performance of each Predecessor Fund relative to its benchmark securities and market indices and comparable funds and, given the difficult economic and market environment, concluded that the performance of the Advisor was acceptable under the circumstances. While the historical relative performance of the Predecessor Funds has varied over time, the Board concluded that the Advisor was taking positive steps to improve the performance of the Predecessor Funds relative to their respective benchmarks. The Advisor described for the Board the continuing implementation of an investment management methodology focused on managing the risk and reducing the negative variance of each Predecessor Fund's performance relative to its benchmark, which the Advisor advised the Board should produce more predictable long-term performance for each Predecessor Fund relative to its benchmark. In addition, the Board noted that the Advisor has committed significant additional resources to the operation of the Predecessor Funds in recent years. While maintaining continuity of the management of the Funds, the Advisor has also been increasing its capabilities by adding additional investment management staff and upgrading systems.

         Subsequent to May 2002, the Boards of Directors/Trustees continued to receive regular updates on the performance of each of the Predecessor Funds and other matters relevant to the performance of the Advisor.

         On February 11, 2003, the Board of Trustees considered and approved the current Investment Advisory Agreements between the Advisor and the Trust, on behalf of the Fund and other series of the Trust ("Current Advisory Agreements"). The Current Advisory Agreements are substantially similar to the Predecessor Advisory Agreements in all material respects, including the term, except as discussed further below. Both the Predecessor Advisory Agreements and the Current Advisory Agreements will expire on May 21, 2003, unless the continuation of the Predecessor Advisory Agreements and the Current Advisory Agreements for a one-year period is approved by the Board on or before May 21, 2003. When considering the approval of the Current Advisory Agreements, the Board considered the fact that (a) all but one of the members of the Board had participated in the review of the Predecessor Advisory Agreements in May 2002, and had been receiving regular updates on the performance of each of the Funds and other matters relevant to the performance of the Advisor after that date; and (b) the Current Advisory Agreements are substantially similar to those of the Predecessor Advisory Agreements in all material respects, including the term (which will expire on May 21, 2003, subject to review and approval by the Board of the continuation of the Current Advisory Agreements for a one-year period.

         Shareholders of the Funds of the Trust also approved or are expected to approve the Current Advisory Agreements following a vote of the shareholders of the Predecessor Funds in connection with their approval of the reorganization of each series of the Predecessor Funds into the corresponding Funds of the Trust at one or more shareholder meetings held or to be held on April 28, 2003, April 30, 2003 and May 28, 2003.

         As under the terms of the Predecessor Advisory Agreements with respect to the Predecessor Funds, under the Current Advisory Agreements with respect to the Funds of the Trust, the Advisor furnishes continuing investment supervision to the Funds and is responsible for the management of each

Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Advisor, subject to review by the Board.

          If not sooner terminated, each Predecessor Advisory Agreement and Current Advisory Agreement will continue in effect until May 21, 2003, and for successive one-year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board who are not parties to the Predecessor Advisory Agreement or Current Advisory Agreement, as applicable, or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on such approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the affected Fund, or (ii) the vote of a majority of the Board. Each Predecessor Advisory Agreement and Current Advisory Agreement is terminable with respect to a Fund by a vote of the Board, or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, upon 60 days' written notice to the Advisor. The Advisor may also terminate its advisory relationship with respect to a Fund without penalty upon 90 days' written notice to the Trust. Each Predecessor Advisory Agreement and Current Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940
Act).

         Under the Predecessor Advisory Agreement for the Fund, the Fund paid the Advisor an annual fee for the services performed and expenses assumed by the Advisor of 0.35% of the Fund's average daily net assets, computed daily and paid monthly. Under the Current Advisory Agreement for the Fund, for the advisory services provided and expenses assumed by the Advisor, the Fund pays the Advisor an annual fee of 0.35% of the Fund's net assets, computed daily and paid daily.

         For the fiscal year ended December 31, 2000, the Advisor received fees in the amount of $407,379. For the fiscal year ended December 31, 2001, the Advisor received fees in the amount of $507,202. For the fiscal year ended December 31, 2002, the Advisor received fees in the amount of $526,689. For all periods, the fees paid by the Fund were paid when it was a Predecessor Fund.

         Administrator. In addition to serving as the Advisor to the Fund, MCM also serves as the administrator ("Administrator") for the Fund, the other series of the Trust, the Predecessor Funds that have not been reorganized into series of the Trust (if any), and @Vantage. Pursuant to an administration agreement with the Trust effective April 30, 2003 and an administration agreement with the Predecessor Funds effective June 1, 2002 (the "Administration Agreements"), MCM is responsible for (i) general administrative duties associated with the day-to-day operations of the Funds of the Trust and Predecessor Funds; (ii) monitoring and coordinating the activities of the other service providers to the Funds of the Trust or the Predecessor Funds; (iii) providing fund accounting functions, including overseeing the computation of the net asset value of each Fund or Predecessor Fund; (iv) assisting in the preparation of financial and tax reports; (v) ongoing monitoring and testing of portfolio compliance; and (vi) oversight and review of regulatory affairs and corporate governance. In performing its duties and obligations under the Administration Agreements, MCM shall not be held liable except in the case of its willful misconduct, bad faith or negligence in the performance of such duties and obligations.

         The Administration Agreements permit MCM to enter into an agreement with one or more third parties pursuant to which such third parties may provide sub-administrative services to the Funds. Accordingly, MCM has entered into sub-administration agreements with State Street Bank and Trust Company ("State Street"), the former administrator to the Predecessor Funds, and FDI Distribution Services, Inc., an affiliate of the distributor to the Funds of the Trust and the Predecessor Funds, to provide certain administrative services to the Funds of the Trust and the Predecessor Funds.

         As compensation for its administrative services, MCM receives an annual fee based upon a percentage of the average daily net assets of the Funds of the Trust and Predecessor Funds. For the period from June 1, 2002 through May 31, 2003, MCM has agreed to limit the total amount it may receive in the aggregate from the Trust, the Predecessor Funds and @Vantage to $3.9 million for its services as administrator, after payment by MCM of sub-administration fees to the sub-administrators.

         For the fiscal year ended December 31, 2000, State Street received administrative fees from the Fund in the amount of $57,266. For the fiscal year ended December 31, 2001, State Street received administrative fees from the Fund in the amount of $143,793. For the period January 1, 2002 through May 31, 2002, State Street received administrative fees from the Fund in the amount of $70,073. For the period June 1, 2002 through December 31, 2002, MCM received administrative fees from the Fund in the amount of $112,865. For all periods, the administrative fees paid by the Fund were paid when it was a Predecessor Fund.

         Distributor. The Fund's Distributor is Funds Distributor, Inc. and its principal office is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Trust has entered into a distribution agreement, under which the Distributor, as agent, sells shares of the Fund on a continuous basis. The Distributor receives no compensation for its services but receives fees under a Combined Distribution and Service Plan, described more fully below. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of the Fund although it is not obligated to sell any particular amount of shares.

         Distribution and Services Arrangements. The Fund has adopted a Distribution and Service Plan ("Plan"), pursuant to which it uses its assets to finance activities relating to distribution of its shares and the provision of certain shareholder services. Under the Plan, the Fund pays the Distributor an annual service fee of up to 0.25% of the value of average daily net assets of the Fund and an annual distribution fee at the rate of up to 0.10% of the value of average daily net assets of the Fund.

         Under the Plan, the Distributor uses the service fees primarily to pay ongoing trail commissions to securities dealers (which may include the distributor itself) and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services for the Fund. These shareholder services include, among other things, processing new shareholder account applications, preparing and transmitting to the Fund's transfer agent computer processable tapes of all transactions by shareholders and serving as the primary source of information to shareholders in answering questions concerning the Fund and their transactions with the Fund.


         Under the terms of the Plan, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of that Plan (the "Non-Interested Plan Trustees"). The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval. All amendments of the Plan also must be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without penalty, by vote of a majority of the Non-Interested Plan Trustees or by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. Pursuant to the Plan, the Distributor will provide the Board of Trustees quarterly reports of amounts expended under the Plan and the purpose for which such expenditures were made.


         The Plan permits payments to be made by the Fund to the distributor and others for expenditures incurred in connection with the distribution of Fund shares to investors and the provision of certain shareholder services, including but not limited to the payment of compensation, including incentive compensation, to Service Organizations to obtain various distribution-related services for the Fund. The distributor is also authorized to engage in advertising, the preparation and distribution of sales literature and other promotional activities on behalf of the Fund. In addition, the Plan authorizes payments by the Fund to the distributor and others for the cost of preparing, printing and distributing Fund prospectuses and statements of additional information to investors and of implementing and operating the Plan. Distribution expenses also include an allocation of overhead of the distributor and accruals for interest on the amount of distribution expenses incurred by the distributor.

         The Trustees have determined that the Plan will benefit the Trust and its respective shareholders by (i) providing an incentive for broker or bank personnel to provide continuous shareholder servicing after the time of sale;
(ii) retaining existing accounts; (iii) facilitating portfolio management flexibility through continued cash flow into the Fund; and (iv) maintaining a competitive sales structure in the mutual fund industry.

         The Distributor expects to pay sales commissions to dealers authorized to sell the Fund's shares at the time of sale. The Distributor will use its own funds (which may be borrowed) to pay such commissions pending reimbursement by the Plan. In addition, the Advisor or Distributor, or any of their affiliates, may from time to time pay for shareholder services or distribution out of their own resources without additional cost to the Fund or its shareholders.

         During the fiscal year ended December 31, 2000, the Fund paid the Distributor service fees in the amount of $290,985 and distribution fees in the amount of $116,394. During the fiscal year ended December 31, 2001, the Fund paid the Distributor service fees in the amount of $362,287 and distribution fees in the amount of $144,915. During the fiscal year ended December 31, 2002, the Fund paid the Distributor service fees in the amount of $376,206 and distribution fees in the amount of $150,483. For all periods, the fees paid by the Fund were paid when it was a Predecessor Fund.

         The following amounts paid by the Fund to the Distributor by the Fund (when it was a Predecessor Fund) under its Plan during the fiscal year ended December 31, 2002 were spent on:

------------------------------------------------------------------------------------------------------------------------
                    Printing and Mailing                                                                 Interest
                     of Prospectuses to        Compensation       Compensation       Compensation      Carrying or
                     other than Current             to                 to                 to         other Financing
   Advertising          Shareholders           Underwriters          Dealers       Sales Personnel       Charges
------------------------------------------------------------------------------------------------------------------------
       --                    --                    --              $526,689              --                 --
------------------------------------------------------------------------------------------------------------------------

         Custodian. State Street Bank and Trust Company located at 225 Franklin Street, Boston, Massachusetts 02110, serves as the custodian ("State Street" or "Custodian") to the Fund. Pursuant to the terms and provisions of the custodian contract between State Street and the Trust, State Street keeps the books of account for the Fund.

         Transfer and Dividend Disbursing Agent. PFPC Inc. ("Transfer Agent"), located at 4400 Computer Drive, Westborough, Massachusetts 01581, serves as the transfer and dividend disbursing agent for the Fund pursuant to a transfer agency agreement with the Trust and @Vantage under which the Transfer Agent (i) issues and redeems shares of the Fund; (ii) addresses and mails all communications by the Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders; (iii) maintains shareholder accounts; (iv) responds to correspondence by shareholders of the Fund; (v) makes periodic reports to the Board concerning the operations of the Fund and (vi) conducts certain anti-money laundering activities on behalf of the Fund.

         Other Information Pertaining to Administration, Custodian and Transfer Agency Agreements. The Administrator, the Transfer Agent and the Custodian each receive a separate fee for their respective services. In approving the Administration Agreement, the Custodian Contract and the Transfer Agency Agreement, the Board considered the services that are to be provided under their respective agreements, the experience and qualifications of the respective service contractors, the reasonableness of the fees payable in comparison to the charges of competing vendors, the impact of the fees on the estimated total ordinary operating expense ratio of the Fund and whether or not the Custodian or the Transfer Agent is affiliated with the Funds of the Trust, the Predecessor Funds or the Advisor. The Board also considered its responsibilities under Federal and state law in approving these agreements.

         Except as noted in this SAI, the Fund's service contractors bear all expenses in connection with the performance of its services and the Fund bears the expenses incurred in its operations. These expenses include, but are not limited to, fees paid to the Advisor, the Administrator, the Custodian and the Transfer Agent; fees and expenses of officers and the Board; taxes; interest; legal and auditing fees; brokerage fees and commissions; certain fees and expenses in registering and qualifying the Fund and its shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and directors' and officers' liability insurance premiums; the expense of using independent pricing services; and other expenses which are not assumed by the Administrator. Any general expenses of the Trust and Predecessor Funds that are not readily identifiable as belonging to a particular investment portfolio of the Trust or Predecessor Funds are allocated among all investment portfolios of the Trust and Predecessor Funds by or under the direction of the Board in a manner that the Board determines to be fair and equitable, taking into consideration whether it is appropriate for expenses to be borne by the Fund in addition to the other series of the Trust or Predecessor Funds, as applicable. The Advisor, the Administrator, the Custodian and the Transfer Agent may voluntarily waive all or a portion of their respective fees from time to time.

                                 CODES OF ETHICS


         The Trust, the Predecessor Funds, @Vantage and the Advisor have adopted a code of ethics as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Predecessor Funds, @Vantage and the Advisor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code of ethics). The Distributor has also adopted a code of ethics as required by applicable law, which is designed to prevent affiliated persons of the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities. The codes of ethics may be examined at the office of the SEC in Washington, DC or on the Internet from the SEC's website at http:\\www.sec.gov.


                             PORTFOLIO TRANSACTIONS

         Subject to the general supervision of the Board of Trustees, the Advisor causes investment decisions for the Fund to be made and oversees the placement of purchase and sale orders for portfolio securities on behalf of the Fund.

         Consistent with the Advisory Agreement for the Fund, the Advisor selects broker-dealers to execute transactions on behalf of the Fund using its best efforts to seek the best overall terms available. In assessing the best overall terms available for any transaction, the Advisor considers all factors it deems relevant, including, but not limited to, the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, anonymity and confidentiality, promptness, the quality of any research provided (i.e., quantity and quality of information provided, diversity of sources utilized, nature and frequency of communication, professional experience, analytical ability and professional stature of the broker), the net results of specific transactions, the difficulty of execution, the size of the order, the operational facilities of the broker-dealer, the broker-dealer's risk in positioning a block of securities, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. While the Advisor generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily pay the lowest spread or commission available.


         In selecting broker-dealers to execute a particular transaction, and in evaluating the best overall terms available, the Advisor is authorized to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended ("1934 Act")) provided to the Fund and/or other accounts over which the Advisor or its affiliates exercise investment discretion. The Advisor may cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy. Shareholders of the Fund should understand that the services provided by such brokers may be useful to the Advisor in connection with the Advisor's services to other clients.


         Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable to the Advisor by the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

         The placement of portfolio brokerage with broker-dealers who have sold shares of the Fund is subject to the rules adopted by the National Association of Securities Dealers, Inc. ("NASD"). Provided the Fund's officers are satisfied that the Fund is receiving best execution, the Fund may also consider the sale of the Fund's shares as a factor in the selection of broker-dealers to execute its portfolio transactions.

         Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. While the Advisor generally seeks competitive spreads or commissions, the Fund may not necessarily pay the lowest spread or commission available on each transaction for reasons discussed above.

         Investment decisions for the Fund and for other investment accounts managed by the Advisor are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and one or more other accounts, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner the Advisor believes to be equitable to each such account. Although the Advisor seeks the most favorable overall net results for all of the accounts in any aggregated transaction, in some cases, this practice may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in order to obtain best execution.

         The Fund will not purchase any securities while the Advisor or any affiliated person (as defined in the 1940 Act) is a member of any underwriting or selling group for such securities except pursuant to procedures adopted by the Board in accordance with Rule 10f-3 under the 1940 Act.


         Under the 1940 Act, persons affiliated with the Advisor, the Distributor and their affiliates are prohibited from dealing with the Fund as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

         The Fund will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Advisor, the Distributor, or their affiliates.

         The Fund does not intend to seek profits through short-term trading. Since the Fund will invest only in short-term debt instruments, brokerage commissions will not normally be paid, and portfolio turnover is not expected to have a material effect on the net income of the Fund. The Fund's portfolio turnover rate is expected to be zero for regulatory reporting purposes.


         The Fund is required to identify the securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies held by it as of the close of its most recent fiscal year and state the value of such holdings. As of December 31, 2002, the Fund (when it was a Predecessor Fund) held securities of Lehman Brothers Holdings, Inc. valued at $29,756,251 and Deutsche Bank AG valued at $4,999,656.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Purchases. Purchases and redemptions are discussed in the Fund's Prospectus and such information is incorporated herein by reference.

         Differing types of Customer Accounts over which Institutional Investors exercise substantial investment discretion may be used to purchase Fund shares, including trust accounts. Investors purchasing Fund shares may include officers, directors, or employees of Comerica Bank or its affiliated banks.

         In-Kind Purchases. Payment for shares may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Fund as described in its Prospectus. For further information about this form of payment please contact the Transfer Agent. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable by a listing on a nationally recognized securities exchange; and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receives satisfactory assurance that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other tax matters relating to the securities. Call the Fund at
(800) 438-5789 for more information.

         Retirement Plans. Shares of any of the Fund may be purchased in connection with various types of tax deferred retirement plans, including traditional and Roth individual retirement accounts ("IRAs"), qualified plans, deferred compensation for public schools and charitable organizations (403(b) plans), simplified employee pension IRAs and Education Savings Accounts ("ESAs"). An individual or organization considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan. A $10.00 annual custodial fee is charged to all IRA, 403(b) and ESA accounts. This fee must be paid in December of each year and may be paid by check or by liquidating shares from the account.

         Redemptions. The redemption price for Fund shares is the net asset value next determined after receipt of the redemption request in proper form.

         Redemption proceeds are normally paid in cash; however, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the particular Fund, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. The Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.


         Other Redemption Information. The Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed other than for customary weekend and holiday closings; (c) the SEC has by order permitted such suspension or postponement for the protection of the shareholders or (d) an emergency, as determined by the SEC, exists making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. Upon the occurrence of any of the foregoing conditions, the Fund may also suspend or postpone the recording of the transfer of its shares.


         In addition, the Fund may compel the redemption of, reject any order for, or refuse to give effect on the Fund's books to the transfer of, its shares where the relevant investor or investors have not furnished the Fund with valid, certified taxpayer identification numbers and such other tax-related certifications as the Fund may request. The Fund may also redeem shares involuntarily if it otherwise appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act or in connection with a failure of the appropriate person(s) to furnish certified taxpayer identification numbers and other tax-related certifications.



                                 NET ASSET VALUE

         In seeking to maintain a stable net asset value of $1.00 per share with respect to the Fund, portfolio securities are valued according to the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline.

         As indicated, the amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price the Fund would receive if the security were sold prior to maturity. The Board has established procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, for the purpose of maintaining a stable net asset value of $1.00 per share for the Fund for purposes of sales and redemptions. These procedures include a review by the Board, at such intervals as they deem appropriate, of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for the Fund, the Board will promptly consider whether any action should be initiated and, if so, what action. If the Board believes that the extent of any deviation from the Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, it will take such steps as it considers appropriate to eliminate or reduce any such dilution or unfair results to the extent reasonably practicable. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity; reducing or withholding dividends, shortening the average portfolio maturity, reducing the number of outstanding shares without monetary consideration, and utilizing a net asset value per share as determined by using available market quotations.

         Pursuant to Rule 2a-7 under the 1940 Act, the Fund will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share, provided that the Fund will not purchase any security with a remaining maturity (within the meaning of Rule 2a-7 under the 1940 Act) greater than 397 days (securities subject to repurchase agreements, variable and floating rate securities, and certain other securities may bear longer maturities) nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. In addition, the Fund may acquire only U.S. dollar-denominated obligations that present minimal credit risks and that are "First Tier Securities" at the time of investment. First Tier Securities are those that are rated in the highest rating category by at least two NRSROs or by one if it is the only NRSRO rating such obligation or, if unrated, determined to be of comparable quality. A security is deemed to be rated if the issuer has any security outstanding of comparable priority and such security has received a short-term rating by an NRSRO. The Advisor will determine that an obligation presents minimal credit risks or that unrated investments are of comparable quality, in accordance with guidelines established by the Board. There can be no assurance that a constant net asset value will be maintained by the Fund.

         Securities traded on a national securities exchange or on NASDAQ are valued at the last sale price. If there were no sales of such securities on the date of valuation but where closing bid and asked prices for such day are available, then such securities will be valued at the mean between the most recently quoted bid and asked prices. Securities traded on other over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices.

         Securities which are principally traded outside of the U.S. are valued at the last quoted sales price on the security's principal exchange or market. However, if an event has occurred after the relevant foreign market has closed but prior to the calculation of the relevant Fund's net asset value that is likely to affect materially the value of the foreign security, the security will be valued at fair value.

         In determining the approximate market value of portfolio investments, the Fund may employ pricing services selected by the Advisor, and approved by the Board, which may use generally accepted pricing methodologies. This may result in the securities being valued at a price different from the price that would have been determined had the pricing service not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board.

         Restricted and illiquid securities, including venture capital investments, and securities and assets for which market quotations are not readily available are valued at fair value using pricing procedures for the Fund, which have been approved by the Board. The procedures require that the Pricing Committee, which is comprised of the Advisor's officers and employees as designated from time to time by management of the Advisor, meet when a security's market price is not readily available. In order to guard against any conflict of interest with respect to pricing determinations, members of an affected Fund's portfolio management team will not serve on the Pricing Committee in a voting capacity with respect to any pricing determination for that Fund. The Pricing Committee provides a forum for considering time-sensitive valuation issues, including those relating to market closures, changes in illiquid security values and other events that may have a potentially material impact on security values. The Pricing Committee will review all the valuation methodologies used by it and will take any actions necessary to ensure that appropriate procedures and internal controls are in place to address valuation issues. Generally, two members of the Pricing Committee are required to approve a valuation determination or procedural change.

         Minutes of all Pricing Committee meetings are provided to the Board and reviewed by the Advisor at their next regularly scheduled Board meeting. The Pricing Committee, in its discretion, may request the Board's input on any particular issue.

                                      YIELD


         The Fund's current and effective yields are computed using standardized methods required by the SEC. The annualized yield is computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and any additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1. Based on the foregoing computations, for the seven-day period ended December 31, 2002, the annualized yield of the Fund (when it was a Predecessor Fund) was 0.61% and its effective yield was 0.61%.


         Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of the Fund will fluctuate, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to the Fund's investment policies including the types of investments made, lengths of maturities of the portfolio securities, and whether there are any special account charges which may reduce the effective yield.


         From time to time, in advertisements or in reports to shareholders, the Fund's yields or total returns may be quoted and compared to those of other mutual funds with similar investment objectives or compared to stock or other relevant indices.


                                      TAXES


         The following summarizes certain additional Federal and state income tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended ("Internal Revenue Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

         General. The Fund intends to elect and qualify annually to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, the Fund generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to its shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year ("Distribution Requirement") and satisfies certain other requirements of the Internal Revenue Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

         In addition to satisfying the Distribution Requirement, the Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies ("Income Requirement").

         In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trade or business.

         Distributions of net investment income received by the Fund from investments in debt securities and any net realized short-term capital gains distributed by the Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends-received deduction for corporations.

         The Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is designated and distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of the length of time a shareholder has held his or her Fund shares, and regardless of whether the distribution is paid in cash or reinvested in shares. The Fund expects that capital gain dividends will be taxable to shareholders as long-term gain. Capital gain dividends are not eligible for the dividends-received deduction for corporations. Due to its investment strategy, the Fund will not typically derive net long-term capital gains.

         In the case of corporate shareholders, distributions of the Fund for any taxable year generally qualify for the dividends-received deduction to the extent of the gross amount of "qualifying dividends" received by the Fund for the year and if certain holding period requirements are met. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation. Due to its investment strategy, the Fund is unlikely to derive a material amount of such "qualifying dividends."

         If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends-received deduction in the case of corporate shareholders to the extent of the Fund's current and accumulated earnings and profits.

         Shareholders will be advised annually as to the Federal income tax consequences of distributions made by the Fund each year.

         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Internal Revenue
Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are made. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

         The Fund will be required in certain cases to withhold and remit to the United States Treasury 30% of taxable distributions, including gross proceeds realized upon sale or other dispositions paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify that he or she is not subject to backup withholding or that he or she is an "exempt recipient."

         Disposition of Shares. Upon redemption, sale or exchange of shares of a Fund, a shareholder generally may realize a capital gain or loss depending upon his or her basis in the shares. Assuming the Fund continuously maintains a net asset value of $1.00 per share, a shareholder of the Fund will not recognize gain or loss upon a sale or exchange of such shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares and treated as long-term capital gains. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of the Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for six months or less.

         Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

         Constructive Sales. IRS rules may affect the timing and character of gain if the Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Internal Revenue Code.

         Currency Fluctuations - "Section 988" Gains or Losses. Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Internal Revenue Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

         Other Taxation. The foregoing discussion relates only to U.S. Federal income tax law and certain state taxes as applicable to U.S. persons (i.e., U.S. citizens and residents and domestic corporations, partnerships, trusts and estates). Distributions by the Fund, and dispositions of Fund shares also may be subject to other state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. Federal income tax treatment. Shareholders should consult their tax advisers with respect to particular questions of U.S. Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S. Federal income tax at a rate of 30% (or at a lower rate under a tax treaty). Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                    ADDITIONAL INFORMATION CONCERNING SHARES

         The Trust is a Delaware statutory trust. Under the Declaration of Trust, the beneficial interest in the Trust may be divided into an unlimited number of full and fractional transferable shares. The Trust's Declaration of Trust authorizes the Board to classify or reclassify any authorized but unissued shares of the Trust into one or more additional portfolios (or classes of shares within a portfolio) by setting or changing, in any one or more respects, their respective designations, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption.

         Pursuant to such authority, the Trust's Board of Trustees has authorized the issuance of an unlimited number of shares of beneficial interest of the Trust representing interests in the Fund. The Fund offers only Class L shares.

         The Board has adopted a plan pursuant to Rule 18f-3 under the 1940 Act ("Multi-Class Plan") on behalf of the Funds of the Trust. The Multi-Class Plan provides that each class of shares of any Fund is identical, except for one or more expense variables, certain related rights, exchange privileges, class designation and sales loads assessed due to differing distribution methods.

         In the event of a liquidation or dissolution of the Trust or an individual Fund, shareholders of the Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative net asset values of the Fund and the Trust's other Funds, of any general assets not belonging to any particular Fund which are available for distribution. Upon liquidation, shareholders of the Fund are entitled to participate in the net distributable assets of the particular Fund involved, based on the number of shares of the Fund that are held by each shareholder.

         Holders of all outstanding shares of a particular Fund will vote together in the aggregate and not by class on all matters, except that only Class L Shares of the Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Distribution and Service Plan as it relates to the Fund's Class L shares. Further, shareholders of the Fund, as well as those of any other investment portfolio now or hereafter offered by the Trust, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of a Fund affected by the matter. A Fund is affected by a matter unless (i) it is clear that the interests of the Fund in the matter are substantially identical to the other Funds of the Trust or (ii) that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of the Fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the Trust voting together in the aggregate without regard to a particular Fund.

         Shares of the Trust have non-cumulative voting rights and, accordingly, the holders of more than 50% of the Trust's outstanding shares (irrespective of class) may elect all of the trustees or directors. Shares of the Fund have no subscription or preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the applicable Prospectus and SAI, shares will be fully paid and non-assessable by the Trust.

         Shareholder meetings to elect Trustees will not be held unless and until such time as required by law. At that time, the Trustees then in office will call a shareholders' meeting to elect Trustees. Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. Meetings of the shareholders of the Trust shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

         The Trust's Declaration of Trust, as amended, authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to: (i) sell and convey the assets belonging to a series or a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such series or class to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (ii) sell and convert the assets belonging to one or more series or classes of shares into money and, in connection therewith, to cause all outstanding shares of such series or class to be redeemed at their net asset value; or (iii) combine the assets belonging to a series or class of shares with the assets belonging to one or more other series or classes of shares if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on the shareholders of any series or class participating in such combination and, in connection therewith, to cause all outstanding shares of any such series or class to be redeemed or converted into shares of another series or class of shares at their net asset value. However, the exercise of such authority may be subject to certain restrictions under the 1940 Act. The Trust's Board of Trustees may authorize the termination of any series class of shares after the assets belonging to such series or class have been distributed to its shareholders.

         Notwithstanding any provision of law requiring a greater vote of the Trust's shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2) or by the Trust's Declaration of Trust, the Trust may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding shares of beneficial interest of the Funds and the Trust's other funds, if any (voting together without regard to class). In any vote submitted to shareholders of the Funds, each whole share held by a shareholder will be entitled to one vote for each share as to any matter on which it is entitled to vote, and each fractional share shall be entitled to a proportionate fractional vote.

                                OTHER INFORMATION

         Counsel. The law firm of Dechert LLP, 1775 I Street, N.W., Washington, DC 20006, has passed upon certain legal matters in connection with the shares offered by the Fund and serves as counsel to the Trust. The law firm of Morgan, Lewis & Bockius, 1800 M Street, NW, Washington, DC 20006, serves as counsel to the Non-Interested Trustees.

         Independent Auditors. Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, serves as the Trust's independent auditors.

         Control Persons and Principal Holders of Securities. As of April 1, 2003, the following person(s) owned of record or were known by the Fund to own beneficially 5% or more of the shares of the Fund (when it was a Predecessor
Fund).

         -----------------------------------------------------------------------------------------------------
                                                                               Percentage of Total
         Name and Address                                                      Shares Outstanding
         -----------------------------------------------------------------------------------------------------
         National Financial Services Corp                                      99.885
         For the Exclusive Benefit Of Our Customers
         Attn: Mutual Funds 5th Fl
         P O Box 3908 Church Street Station
         New York NY 10008-3908
         -----------------------------------------------------------------------------------------------------

         Shareholders of record with more than 25% of the outstanding shares of the Fund are believed to be held only as nominee.

         Shareholder Approvals. As used in this SAI and in the Prospectus, a "majority of the outstanding shares" of the Fund means the lesser of (a) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

                             REGISTRATION STATEMENT

         This SAI and the Fund's Prospectus do not contain all the information included in the Fund's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in

Washington, DC. Text-only versions of fund documents can be viewed online or downloaded from the SEC at http:\\www.sec.gov.

         Statements contained herein and in the Fund's Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Fund's registration statement, each such statement being qualified in all respects by such reference.

                         ANNUAL FUND OPERATING EXPENSES

         Unless otherwise noted, the Fund's expense ratio, identified as "Annual Fund Operating Expenses" in the Prospectus expense tables, reflects the Fund's actual operating expenses for its most recent fiscal year as a percentage of the Fund's average net assets for the year. Because the percentage is based on the Fund's "average" net assets over a period of one year, it does not identify what the expense ratio would be at asset levels that differ from the average. Asset levels that are substantially higher or lower than the average may result in substantially lower or higher expense ratios. A fund with a sizable percentage of non-asset-based fees, which experiences a significant asset decline during a fiscal year, may have substantially increased expense ratios in its following fiscal year absent a significant increase in assets or reduction in non-asset-based fees. Depending on the circumstances, a fund may not be able to proportionately reduce non-asset-based fees should assets decrease. Examples of non-asset-based fees include transfer agency (for certain of the Trust's other Funds), sub-accounting, and sub-transfer agency, printing, custody (out-of-pocket), audit and legal fees.

                              FINANCIAL STATEMENTS

         The financial statements of the Fund (when it was a Predecessor Fund) including the notes thereto, dated December 31, 2002 have been audited by Ernst & Young LLP, independent auditors, and are incorporated by reference into this SAI from the Annual Report of the Fund dated as of December 31, 2002. The information under the caption "Financial Highlights" for the period from commencement of operations through December 31, 2002, appearing in the Prospectus dated April 30, 2003 has been derived from the financial statements audited by Ernst & Young LLP. Such financial statements and financial highlights are included or incorporated by reference herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

         The financial statements of the Trust for the period prior to the reorganization and redomiciliation of the Predecessor Funds as series of the Trust, which are attached, contain the following:

         .        Report of Ernst & Young LLP, Independent Auditors.
         .        Statement of Asset and Liability.
         .        Statement of Operations.
         .        Notes to Financial Statements.

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees and Shareholder of Munder Series Trust:

We have audited the accompanying statement of asset and liability of Munder Series Trust (the "Trust"), as of April 8, 2003, and the related statement of operations for the period from February 3, 2003 to April 8, 2003. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above presents fairly, in all material respects, the financial position of the Munder Series Trust at April 8, 2003, and the results of its operations for the period from February 3, 2003 to April 8, 2003, in conformity with accounting principles generally accepted in the United States.

                                             ERNST & YOUNG LLP

Boston, Massachusetts

April 8, 2003

                               Munder Series Trust
                        Statement of Asset and Liability
                                  April 8, 2003

ASSET:

       Cash                                                     $  117,000
                                                                ----------

               Total Asset                                         117,000
                                                                ----------

LIABILITY:

       Due to affiliate                                             17,000
                                                                ----------

               Total Liability                                      17,000
                                                                ----------

               NET ASSETS                                       $  100,000

                                                                ==========

NET ASSETS CONSIST OF:

       Paid-in capital                                          $  117,000

       Accumulated net investment loss                             (17,000)
                                                                ----------

               NET ASSETS                                       $  100,000
                                                                ==========

                        See Notes to Financial Statements

                               Munder Series Trust
                             Statement of Operations
              For the Period From February 3, 2003 to April 8, 2003

INVESTMENT INCOME                                                      $      -

EXPENSES:

       Trustee fees and expenses                                         17,000
                                                                       --------
              Total Expenses                                             17,000
                                                                       --------

NET INVESTMENT LOSS                                                    $(17,000)
                                                                       ========

                        See Notes to Financial Statements

                               Munder Series Trust

                          Notes to Financial Statements

                                  April 8, 2003

1.       Organization

         Munder Series Trust (a Delaware Trust) (the "Trust") was organized on February 3, 2003 and has had no operations since that date other than matters relating to its organization. Munder Series Trust was formed solely for the purpose of completing an Agreement and Plan of Reorganization and Redomiciliation of each Fund of St. Clair Funds, Inc., The Munder Framlington Funds Trust, The Munder Funds, Inc. and The Munder Funds Trust.

2.       Significant Accounting Policies

         Organization Costs: Costs relating to the organization of the Trust will be borne by Munder Capital Management, the sole contributor of capital to the Trust, except for $17,000 of Trustee fees and expenses. Accounting Estimates: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

3.       Due to Affiliate

         Due to Affiliate represents a payable to Munder Capital Management to reimburse it for payments made to the Trustee on behalf of the Trust.

                                    APPENDIX

- Rated Investments -

Corporate Bonds

From Moody's Investors Services, Inc. ("Moody's") description of its bond ratings:

         "Aaa": Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa": Bonds that are rated "Aa" are judged to be of high-quality by all standards. Together with the "Aaa" group they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

         "A": Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa": Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba": Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         "B": Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         "Caa": Bonds that are rated "Caa" are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

         From Standard & Poor's Corporation ("S&P") description of its bond ratings:

         "AAA": Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         "AA": Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from "AAA" issues by a small degree.

         "A": Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         "BBB": Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

         "BB," "B" and "CCC": Bonds rated "BB" and "B" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and principal in accordance with the terms of the obligations. "BB" represents a lower degree of speculation than "B" and "CCC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         To provide more detailed indications of credit quality, the "AA" or "A" ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

         From Fitch Ratings, Inc. ("Fitch") description of its bond ratings:

         "AAA": "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         "AA": "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A": "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in economic conditions than is the case for higher ratings.

         "BBB": "BBB" ratings indicated that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

         "BB": "BB" ratings indicate that there is a possibility of credit risk developing, particularly as a result of economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.

         "B": "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon sustained, favorable business and economic environment.

         "CCC," "CC" and "C": Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business and economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

Commercial Paper

         The rating "Prime-1 or P-1" is the highest commercial paper rating assigned by Moody's. These issuers (or supporting institutions) are considered to have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return of funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Instruments rated "Prime-2 or P-2" are offered by issuers (or supporting institutions) that have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of "Prime-1" rated issues, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more susceptible to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days. Commercial paper rated "A-1" is rated in the highest category assigned by S&P and indicates that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated "A-1+." This indicates that the obligor's capacity to meet its financial commitment on the obligation is extremely strong. Commercial paper rated "A-2" by S&P is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         The highest rating category assigned by Fitch is "F1", which indicates the strongest capacity for timely payment of financial commitments. Certain obligations may be designated "F1+" to denote any exceptionally strong credit feature. Commercial paper rated "F2" represents a good credit quality with a satisfactory capacity for timely payment of financial commitments, but a margin of safety that is not as great as in the case of the higher ratings.

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits

(a) (1) Articles of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

     (2) Articles Supplementary to Registrant's Articles of Incorporation is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

     (3) Articles of Amendment to Registrant's Articles of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

     (4) Articles Supplementary to Registrant's Articles of Incorporation is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

     (5) Certificate of Correction is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

     (6) Articles Supplementary to Registrant's Articles of Incorporation is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

     (7) Certificate of Correction is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

     (8) Articles of Amendment to Registrant's Articles of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

     (9) Articles Supplementary to Registrant's Articles of Incorporation is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

     (10) Articles Supplementary to Registrant's Articles of Incorporation is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

     (11) Articles Supplementary to Registrant's Articles of Incorporation is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

     (12) Certificate of Correction is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

     (13) Articles Supplementary to Registrant's Articles of Incorporation is incorporated by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1997.

     (14) Articles Supplementary to Registrant's Articles of Incorporation is incorporated by reference to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 30, 1999.

     (15) Articles Supplementary to Registrant's Articles of Incorporation is incorporated by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 8, 1999.

     (16) Articles Supplementary to Registrant's Articles of Incorporation is incorporated by reference to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 31, 2001.


     (17) Articles Supplementary to Registrant's Articles of Incorporation is filed herein.

     (18) Articles Supplementary to Registrant's Articles of Incorporation is filed herein.

     (19) Articles Supplementary to Registrant's Articles of Incorporation is filed herein.

(b)  Amended and Restated By-Laws are filed herein.


(c)  Not Applicable.

(d) (1) Amended and Restated Investment Advisory Agreement by and among Registrant with respect to the Liquidity Plus Money Market Fund, Munder Institutional Short Term Treasury Fund, Munder Institutional Money Market Fund and Munder Institutional Government Money Market Fund, The Munder Funds Trust, The Munder Funds, Inc., The Munder Framlington Funds Trust and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 6, 2001.

     (2) Amended and Restated Investment Advisory Agreement by and among Registrant with respect to Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund and Munder Institutional S&P SmallCap Index Equity Fund, The Munder Funds Trust and World Asset Management, L.L.C. is incorporated by reference to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 31, 2001.


     (3) Amendment to Amended and Restated Investment Advisory Agreement by and among Registrant with respect to Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund and Munder Institutional S&P SmallCap Index Equity Fund, The Munder Funds Trust and World Asset Management, L.L.C. is incorporated by reference to Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 30, 2002.


(e) Amended and Restated Distribution Agreement between Registrant and Funds Distributor, Inc. is incorporated by reference to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 31, 2001.

(f)  Not Applicable.

(g) (1) Master Custodian Agreement among Registrant, The Munder Funds, Inc., The Munder Funds Trust, The Munder Framlington Funds Trust and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 30, 2002.

     (2) Amendment No. 1 to Master Custodian Agreement among Registrant, The Munder Funds, Inc., The Munder Funds Trust, The Munder Framlington Funds Trust and State Street Bank and Trust Company is filed herein.

(h) (1) Combined Amended and Restated Administration Agreement, dated June 1, 2002, among Registrant, The Munder Funds Trust, The Munder Framlington Funds Trust, The Munder Funds, Inc., Munder @Vantage Fund and Munder Capital Management is filed herein.

     (2) Form of Combined Amended and Restated Transfer Agency and Registrar Agreement, among Registrant, The Munder Funds Trust, The Munder Framlington Funds Trust, The Munder Funds, Inc., Munder @Vantage Fund and PFPC Inc. is filed herein.



(i) (1) Opinion and consent of counsel for Liquidity Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

     (2) Opinion and consent of counsel with respect to Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market is incorporated by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1997.

     (3) Opinion and consent of counsel with respect to Munder Institutional Government Money Market Fund is is incorporated by reference to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 31, 2001.

(j) (1) Powers of Attorney are incorporated by reference to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 26, 2001.

     (2) Power of Attorney is incorporated by reference to Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 30, 2002.

     (3)  Consent of Independent Auditors is filed herein.

(k)  Not Applicable.

(l)  Not Applicable.

(m)  Amended and Restated Combined Distribution Plan is filed herein.

(n)  Amended and Restated Multiple Class Plan is filed herein.

(p) Code of Ethics of The Munder Funds and Munder Capital Management is filed herein.

Item 24. Persons Controlled by or under Common Control with Registrant

Not Applicable.

Item 25. Indemnification

Article VII, Section 3 of the Registrant's Articles of Incorporation ("Section 3") provides that the Registrant, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required, by the General Laws of the State of Maryland and the Investment Company Act of 1940. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. In addition, Article VI, Section 2 of the Registrant's By-Laws provides that any person who was or is a party or is threatened to be made a party in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is a current or former director or officer of the Corporation, is or was serving while a director or officer of the Corporation at the request of the Corporation as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by the Corporation against judgments, penalties, fines, excise taxes, settlements and reasonable expenses (including attorney's fees) actually incurred by such person in connection with such action, suit or proceeding to the full extent permissible under General Laws of the State of Maryland and the Investment Company Act of 1940, as such statutes are now or hereafter in force, except that such indemnity shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

The indemnification provided by this Section 2 shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification may be entitled under any issuance or other agreement, vote of shareholders or disinterested directors or otherwise, both as to action by a director or officer of the Corporation in his official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Fund's Articles of Incorporation, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26. Business and Other Connections of Investment Advisor


Name                     Position with Advisor
----                     ---------------------
Munder Group L.L.C.      Partner
WAM Holdings, Inc.       Partner
WAM Holdings II, Inc.    Partner
Enrique Chang            President and Chief Investment Officer
Paul T. Cook             Director, Technology Investing
Elyse G. Essick          Vice President and Chief Marketing Officer
Sharon E. Fayolle        Vice President and Director of Cash Management
Peter K. Hoglund         Chief Administrative Officer
Todd B. Johnson          Chief  Executive  Officer of World Asset  Management,
                            a division of Munder Capital  Management
Anne K. Kennedy          Vice President and Director of Portfolio Management
Beth Obear               Director of Human Resources
Peter G. Root            Vice President and Chief Investment Officer, Fixed
                            Income

Name                     Position with Advisor
----                     ---------------------
James C. Robinson        Chairman and Chief Executive Officer
Stephen J. Shenkenberg   Executive Vice President, General Counsel, Chief
                            Compliance Officer and Secretary

For further information relating to the Investment Advisor's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Munder Capital Management. SEC File No. 801-48394.

Item 27. Principal Underwriters.

(a) Funds Distributor, Inc. ("FDI"), is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. FDI is an indirectly wholly-owned subsidiary of The BISYS Group, Inc. FDI is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. FDI acts as principal underwriter of the following investment companies other than the Registrant:


GMO Trust
LaSalle Partners Funds, Inc.
LMCG Funds
Merrimac Series
The Montgomery Funds I
The Montgomery Funds II
The Munder Framlington Funds Trust
The Munder Funds, Inc.
The Munder Funds Trust
National Investors Cash Management Fund, Inc.
The Saratoga Advantage Trust
Skyline Funds
St. Clair Funds, Inc.
TD Waterhouse Family of Funds, Inc.
TD Waterhouse Trust UAM Funds, Inc.
UAM Funds, Inc. II
UAM Funds Trust


(b)


Name and Principal        Position and Offices with Funds Distributor,   Position and Offices
Business Address*                             Inc.                          with Registrant
-----------------------   --------------------------------------------   --------------------
Lynn J. Mangum            Director                                               None
William J. Tomko          President                                              None
Kevin J. Dell             Secretary                                              None
Edward S. Forman          Assistant Secretary                                    None
Dennis R. Sheehan         Director/Treasurer                                     None
Donald W. Blodgett, Jr.   Financial Operations Officer                           None
Charles L. Booth          Vice President/Assistant Compliance Officer            None
Richard F. Froio          Chief Compliance Officer/Executive                     None
                             Representative Supervising Principal


* 60 State Street, Suite 1300, Boston, Massachusetts 02109

(c)  Not Applicable

Item 28. Location of Accounts and Records

The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:


     (1) Munder Capital Management, 480 Pierce Street or 255 East Brown Street, Birmingham, Michigan 48009 (records relating to its function as investment advisor and administrator);


     (2) PFPC Inc., 4400 Computer Drive, Westborough, Massachusetts 01581, (records relating to its functions transfer agent);


     (3) State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 (records relating to its function as sub-administrator and custodian); and

     (4) Funds Distributor, Inc., 60 State Street, Boston, Massachusetts 02109 (records relating to its function as sub-administrator and distributor).


Item 29. Management Services

None.

Item 30. Undertakings

Not Applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 37 to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 37 to be signed on its behalf by the undersigned, thereunto duly authorized, in Birmingham, Michigan, on the 30th day of April, 2003.


ST. CLAIR FUNDS, INC.


By: /s/ James C. Robinson
    ----------------------------
    James C. Robinson, President

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


Signatures                              Title                    Date
----------                              -----                    ----


/s/ Charles W. Elliott*    Director                         April 30, 2003
------------------------
Charles W. Elliott


/s/ Joseph E. Champange*   Director                         April 30, 2003
------------------------
Joseph E. Champagne


/s/ Thomas D. Eckert*      Director                         April 30, 2003
------------------------
Thomas D. Eckert


/s/ John Rakolta, Jr.*     Director                         April 30, 2003
------------------------
John Rakolta, Jr.


/s/ David J. Brophy*       Director                         April 30, 2003
------------------------
David J. Brophy


/s/ Michael T. Monahan*    Director                         April 30, 2003
------------------------
Michael T. Monahan


/s/ Arthur T. Porter*      Director                         April 30, 2003
------------------------
Arthur T. Porter


                           Director                         April 30, 2003
------------------------
John Engler

/s/ James C. Robinson      President                        April 30, 2003
------------------------   (Principal Executive Officer)
James C. Robinson


/s/ Peter K. Hoglund       Vice President                   April 30, 2003
------------------------   (Principal Financial Officer)
Peter K. Hoglund


/s/ Cherie Ugorowski       Treasurer                        April 30, 2003
------------------------   (Principal Accounting Officer)
Cherie Ugorowski


*By: /s/ Stephen J. Shenkenberg
     --------------------------
     Stephen J. Shenkenberg
     Attorney-in-Fact

                                  EXHIBIT INDEX


Exhibit No.   Description
-----------   -----------
99(a)(17)     Articles Supplementary
99(a)(18)     Articles Supplementary
99(a)(19)     Articles Supplementary
99(b)         Amended and Restated By-Laws
99(g)(2)      Amendment No. 1 to Custodian Contract
99(h)(1)      Combined Amended and Restated Administration Agreement
99(h)(2)      Form of Combined Amended and Restated Transfer Agency and Service
                 Agreement
99(j)(3)      Consent of Independent Audtiors
99(m)         Amended and Restated Combined Distribution Plan
99(n)         Amended and Restated Multiple Class Plan
99(p)         Code of Ethics